UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond ETF* | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond ETF | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond ETF** | LEMB | NYSE Arca
➢	iShares Global High Yield Corporate Bond ETF | GHYG | BATS

*	Effective June 1, 2017, the fund will change its name to iShares J.P. Morgan EM Corporate Bond ETF
**	Effective June 1, 2017, the fund will change its name to iShares J.P. Morgan EM Local Currency Bond ETF

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 2.88%, net of fees, while the total return for the Index was 2.97%.

Special note: Effective June 1, 2017, the Fund will change its investment objective to track a new underlying index, the J.P. Morgan CEMBI Broad Diversified Core Index, and cease to track the Morningstar® Emerging Markets Corporate Bond IndexSM. Concurrently, the Fund will change its name to iShares J.P. Morgan EM Corporate Bond ETF.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.24%	4.14%	8.63%	8.24%	4.14%	8.63%
5 Years	4.30%	4.30%	4.88%	23.40%	23.41%	26.88%
Since Inception	4.46%	4.51%	5.02%	24.56%	24.87%	27.98%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.80	$2.52	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	0.28%
Aa	9.67
A	14.37
Baa	31.11
Ba	22.45
B	8.87
Caa	1.49
Not Rated	11.76

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/17

Country	Percentage of Total Investments [2]

Brazil	16.47%
Mexico	12.66
China	11.96
Russia	9.16
South Korea	7.00
India	5.55
Chile	4.58
United Arab Emirates	3.70
Turkey	3.60
Indonesia	2.79

TOTAL	77.47%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of April 30, 2017

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 4.39%, net of fees, while the total return for the Index was 4.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.25%	11.96%	13.08%	12.25%	11.96%	13.08%
5 Years	6.10%	5.96%	6.48%	34.48%	33.59%	36.88%
Since Inception	6.33%	6.37%	6.70%	36.57%	36.79%	38.99%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.90	$2.53	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	13.39%
Ba	45.03
B	22.16
Caa	7.37
Not Rated	12.05

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/17

Country	Percentage of Total Investments [2]

Brazil	22.55%
Turkey	11.18
Russia	10.24
Indonesia	9.33
Argentina	7.02
Venezuela	4.57
South Africa	3.91
Lebanon	3.55
Ukraine	2.28
Dominican Republic	2.02

TOTAL	76.65%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

Performance as of April 30, 2017

The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 1.06%, net of fees, while the total return for the Index was 1.30%.

Special note: Effective June 1, 2017, the Fund will change its investment objective to track a new underlying index, the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index, and cease to track the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Concurrently, the Fund will change its name to iShares J.P. Morgan EM Local Currency Bond ETF.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.17%	3.51%	3.40%	3.17%	3.51%	3.40%
5 Years	(0.48)%	(0.69)%	(0.03)%	(2.39)%	(3.41)%	(0.15)%
Since Inception	0.31%	0.35%	0.72%	1.73%	1.97%	4.07%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.60	$2.49	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Aa	21.05%
A	26.26
Baa	27.48
Ba	24.80
Not Rated	0.41

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/17

Country	Percentage of Total Investments [2]

South Korea	20.97%
Brazil	15.75
Mexico	6.88
Malaysia	4.67
Turkey	4.59
Indonesia	4.59
Israel	4.52
Philippines	4.50
Thailand	4.48
Colombia	4.46

TOTAL	75.41%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares Global High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 4.48%, net of fees, while the total return for the Index was 4.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.95%	9.65%	9.14%	8.95%	9.65%	9.14%
5 Years	4.96%	4.81%	5.11%	27.39%	26.49%	28.32%
Since Inception	5.01%	5.07%	5.19%	28.18%	28.54%	29.30%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.80	$2.03	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	0.55%
Ba	45.16
B	39.10
Caa	10.34
Ca	0.28
Not Rated	4.57

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/17

Country	Percentage of Total Investments [2]

United States	65.65%
United Kingdom	5.91
Italy	5.83
France	4.62
Canada	3.41
Luxembourg	3.31
Germany	3.30
Netherlands	1.98
Ireland	1.45
Spain	1.39

TOTAL	96.85%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 92.72%

ARGENTINA — 0.83%
YPF SA
8.50%, 03/23/21[b]	$200	$226,250
8.50%, 07/28/25[b]	125	141,406
8.75%, 04/04/24[b]	180	207,810
8.88%, 12/19/18[b]	35	37,881

		613,347
AZERBAIJAN — 0.57%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	200	220,730
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	198,074

		418,804
BARBADOS — 0.29%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	215,250

		215,250
BRAZIL — 15.35%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	200	214,000
5.90%, 01/16/21[b]	100	106,580
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	191,000
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21[b]	200	209,362
5.88%, 01/26/22[b]	200	208,750
5.88%, 01/19/23[b]	200	208,000
Banco Votorantim SA
7.38%, 01/21/20[b]	100	107,250
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	205,567
BRF SA
3.95%, 05/22/23[b]	200	190,400
Caixa Economica Federal
3.50%, 11/07/22[b]	150	144,000
4.25%, 05/13/19[b]	150	152,625
VRN, (5 year CMT + 5.551%)
7.25%, 07/23/24 (Call 07/23/19)[b]	200	206,560

Security	Principal (000s)	Value
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	$200	$204,800
6.88%, 07/30/19[b]	100	106,000
CSN Resources SA
6.50%, 07/21/20[b]	100	80,500
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	103,000
5.40%, 02/01/27	150	156,000
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	51,625
Gerdau Holdings Inc.
7.00%, 01/20/20[b]	100	109,200
Gerdau Trade Inc.
4.75%, 04/15/23[b]	200	197,860
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	152,850
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	200	204,750
5.65%, 03/19/22[b]	200	211,252
5.75%, 01/22/21[b]	100	106,285
6.20%, 04/15/20[b]	300	320,928
6.20%, 12/21/21[b,c]	200	216,250
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	209,250
7.75%, 10/28/20 (Call 10/28/17)[b]	200	209,690
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 05/29/17)[b]	100	102,750
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	212,248
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	200	198,498
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	144	86,658
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	89,750
Petrobras Global Finance BV
4.38%, 05/20/23	410	392,452
4.88%, 03/17/20	150	154,575
5.38%, 01/27/21	550	565,042
5.63%, 05/20/43	150	125,438
5.75%, 01/20/20	100	105,250

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.13%, 01/17/22[c]	$200	$209,570
6.25%, 03/17/24	225	232,762
6.75%, 01/27/41	145	136,663
6.85%, 06/05/15	125	111,313
6.88%, 01/20/40	175	167,125
7.25%, 03/17/44[c]	150	149,200
7.38%, 01/17/27[c]	200	215,060
8.38%, 05/23/21	600	679,500
8.75%, 05/23/26	325	378,950
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b,c]	224	229,398
Vale Overseas Ltd.
4.38%, 01/11/22	425	435,497
4.63%, 09/15/20	75	78,469
5.88%, 06/10/21	200	216,000
6.25%, 08/10/26	200	218,560
6.88%, 11/21/36[c]	250	270,937
6.88%, 11/10/39	200	216,520
8.25%, 01/17/34	125	150,000
Vale SA
5.63%, 09/11/42	200	190,500
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	204,250

		11,307,269
CHILE — 4.43%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	158,635
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	205,803
4.75%, 01/11/22 (Call 10/11/21)	37	38,687
Cencosud SA
5.15%, 02/12/25 (Call 11/12/24)[b]	200	211,046
5.50%, 01/20/21[b]	150	162,088
Colbun SA
4.50%, 07/10/24 (Call 04/11/24)[b]	200	206,055
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	201,535
3.75%, 11/04/20[b]	100	104,994
4.25%, 07/17/42[b]	200	185,701
4.50%, 08/13/23[b]	200	214,793
4.50%, 09/16/25[b]	400	421,999
6.15%, 10/24/36[b]	100	117,065

Security	Principal (000s)	Value
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b,c]	$200	$207,781
Empresa Nacional del Petroleo
3.75%, 08/05/26[b]	200	196,096
Inversiones CMPC SA
4.75%, 09/15/24 (Call 06/15/24)[b]	200	208,051
Itau CorpBanca
3.88%, 09/22/19[b]	200	206,310
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	212,500

		3,259,139
CHINA — 11.30%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[b]	200	218,743
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,013
3.13%, 11/28/21 (Call 09/28/21)	400	406,305
3.60%, 11/28/24 (Call 08/28/24)[c]	200	203,125
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	200	202,743
Azure Nova International Finance Ltd.
2.63%, 11/01/21[b]	200	195,657
Baidu Inc.
2.75%, 06/09/19	200	201,746
4.13%, 06/30/25	200	208,813
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[b]	200	205,925
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[b]	200	205,968
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.13%, 05/26/25[b]	200	204,893
China Construction Bank Corp. VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[b]	200	203,352
China Development Bank Corp.
2.50%, 10/09/20[b]	200	199,629
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	108,511
CITIC Ltd.
6.63%, 04/15/21[b]	100	113,505

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	$200	$217,914
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	199,491
CNPC General Capital Ltd.
3.40%, 04/16/23[b]	200	203,039
COSCO Finance 2011 Ltd.
4.00%, 12/03/22[b]	200	208,077
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	209,630
7.50%, 03/09/20 (Call 03/09/18)[b]	200	213,240
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 05/30/17)[b]	200	207,400
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	200	205,750
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[b]	200	206,212
5.50%, 01/16/25[b]	200	213,992
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[b]	200	196,932
Industrial & Commercial Bank of China Ltd.
1.88%, 07/14/19[b]	200	197,777
JD.com Inc.
3.88%, 04/29/26	200	197,566
Ping An Life Insurance Co. of China Ltd.
2.38%, 01/19/19[b]	200	200,129
Shanghai Pudong Development Bank
2.38%, 02/13/20[b]	200	199,357
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	214,760
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	204,735
Sino-Ocean Land Treasure Finance II Ltd.
5.95%, 02/04/27[b]	200	214,381
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,504
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	212,686

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/26[b]	$200	$197,539
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	211,684
Sunshine Life Insurance Corp. Ltd.
2.50%, 04/20/19[b]	200	197,392
Tencent Holdings Ltd.
2.88%, 02/11/20[b]	400	405,182
3.38%, 05/02/19[b]	200	204,221

		8,324,518
COLOMBIA — 2.65%
Banco de Bogota SA
5.38%, 02/19/23[b]	200	209,500
Bancolombia SA
5.13%, 09/11/22	200	208,500
6.13%, 07/26/20	75	81,116
Ecopetrol SA
4.13%, 01/16/25	300	290,100
5.38%, 06/26/26 (Call 03/26/26)	225	230,625
5.88%, 09/18/23	200	216,440
5.88%, 05/28/45	150	137,655
7.38%, 09/18/43	100	108,500
7.63%, 07/23/19	50	55,610
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	202,376
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,750

		1,950,172
INDIA — 4.82%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[b]	200	207,250
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20[b]	200	201,443
Axis Bank Ltd./Dubai
3.25%, 05/21/20[b]	200	201,955
Bharat Petroleum Corp. Ltd.
4.00%, 05/08/25[b]	200	203,405
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	400	421,383

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[b]	$200	$201,345
3.50%, 03/18/20[b]	200	202,969
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	109,315
Indian Oil Corp. Ltd.
5.75%, 08/01/23[b]	200	224,944
NTPC Ltd.
4.38%, 11/26/24[b]	200	208,228
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	210,871
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	273,650
Reliance Industries Ltd.
4.13%, 01/28/25[b]	250	256,176
State Bank of India/London
3.62%, 04/17/19[b]	200	204,026
Vedanta Resources PLC
7.13%, 05/31/23[b]	200	209,000
8.25%, 06/07/21[b]	200	217,540

		3,553,500
INDONESIA — 2.70%
Majapahit Holding BV
7.88%, 06/29/37[b]	225	288,562
8.00%, 08/07/19[b]	200	223,740
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	201,060
Pertamina Persero PT
4.30%, 05/20/23[b]	200	205,768
4.88%, 05/03/22[b]	200	211,008
5.63%, 05/20/43[b]	200	205,896
6.00%, 05/03/42[b]	200	212,513
6.45%, 05/30/44[b]	200	225,611
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	213,015

		1,987,173
ISRAEL — 2.33%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	237,160
7.25%, 01/15/19[b,c]	200	216,337
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	291,555

Security	Principal (000s)	Value
2.80%, 07/21/23	$400	$385,163
3.15%, 10/01/26	400	372,439
4.10%, 10/01/46	250	215,177

		1,717,831
JAMAICA — 0.76%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 05/29/17)[b]	400	366,000
Digicel Ltd.
6.00%, 04/15/21 (Call 05/29/17)[b]	200	190,000

		556,000
KAZAKHSTAN — 1.54%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	198,790
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	210,759
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/29/17)[b]	100	94,120
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	400	439,114
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/26[b]	200	193,300

		1,136,083
KUWAIT — 0.56%
Equate Petrochemical BV
4.25%, 11/03/26[b]	200	203,518
Kuwait Projects Co.
5.00%, 03/15/23[b]	200	211,316

		414,834
MALAYSIA — 1.70%
Malayan Banking Bhd VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[b]	200	202,515
Petronas Capital Ltd.
3.13%, 03/18/22[b]	200	202,574
3.50%, 03/18/25[b]	400	407,819
4.50%, 03/18/45[b]	200	210,218
5.25%, 08/12/19[b]	100	106,365
7.88%, 05/22/22[b]	100	123,164

		1,252,655
MEXICO — 12.23%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)[b,c]	200	211,500

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
America Movil SAB de CV
3.13%, 07/16/22	$200	$202,921
5.00%, 10/16/19	100	106,742
5.00%, 03/30/20	200	215,062
6.13%, 03/30/40	200	237,749
6.38%, 03/01/35	200	238,445
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[b]	150	150,750
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	154,313
BBVA Bancomer SA/Texas
4.38%, 04/10/24[b]	150	154,688
6.75%, 09/30/22[b]	300	339,240
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	211,500
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)[b]	200	214,742
7.75%, 04/16/26 (Call 04/16/21)[b]	200	228,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	155,954
4.63%, 02/15/20	100	105,704
Comision Federal de Electricidad
4.75%, 02/23/27[b]	200	201,750
4.88%, 01/15/24[b]	200	207,250
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26[b]	200	193,900
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	148,223
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	105,565
4.88%, 06/27/44[b]	200	194,780
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	188,420
6.63%, 03/18/25	100	117,700
6.63%, 01/15/40	100	112,204
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	211,000
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	200	202,000
Petroleos Mexicanos
3.50%, 07/18/18	100	101,570
3.50%, 07/23/20	100	101,370

Security	Principal (000s)	Value
3.50%, 01/30/23	$75	$71,595
4.25%, 01/15/25	225	218,815
4.50%, 01/23/26	150	145,500
4.63%, 09/21/23	100	100,580
4.88%, 01/24/22	175	180,687
4.88%, 01/18/24	40	40,460
5.38%, 03/13/22[b]	100	105,125
5.50%, 02/04/19	100	104,600
5.50%, 01/21/21	175	185,500
5.50%, 06/27/44	110	96,525
5.63%, 01/23/46	175	155,794
6.38%, 02/04/21	100	108,875
6.38%, 01/23/45	200	195,780
6.50%, 03/13/27[b]	200	216,500
6.50%, 06/02/41	240	240,360
6.63%, 06/15/35	125	130,000
6.63%, 06/15/38	25	25,563
6.75%, 09/21/47	225	228,667
6.88%, 08/04/26	250	279,375
8.00%, 05/03/19	60	66,300
Sigma Alimentos SA de CV
4.13%, 05/02/26 (Call 02/02/26)[b]	200	197,000
Southern Copper Corp.
5.25%, 11/08/42	100	97,556
5.88%, 04/23/45	150	158,006
7.50%, 07/27/35	200	244,690
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[b]	400	405,000

		9,011,895
MOROCCO — 0.56%
OCP SA
4.50%, 10/22/25[b]	200	198,906
5.63%, 04/25/24[b]	200	213,300

		412,206
OMAN — 0.26%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	200	191,000

		191,000
PANAMA — 0.27%
Global Bank Corp.
4.50%, 10/20/21[b]	200	200,100

		200,100

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PERU — 1.10%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	$100	$109,250
BBVA Banco Continental SA
5.00%, 08/26/22[b]	150	161,445
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	214,460
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[b]	200	213,700
Southern Copper Corp.
6.75%, 04/16/40	100	113,535

		812,390
PHILIPPINES — 0.17%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	128,228

		128,228
QATAR — 2.51%
CBQ Finance Ltd.
3.25%, 06/13/21[b]	200	201,280
7.50%, 11/18/19[b]	100	111,269
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	199,340
5.00%, 10/19/25[b]	400	437,200
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	200	215,528
QNB Finance Ltd.
2.13%, 09/07/21[b]	200	194,569
2.88%, 04/29/20[b]	200	202,700
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]	250	290,000

		1,851,886
RUSSIA — 8.86%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	108,000
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	200	227,965
ALROSA Finance SA
7.75%, 11/03/20[b]	200	228,230

Security	Principal (000s)	Value
Evraz Group SA
6.50%, 04/22/20[b]	$200	$213,750
8.25%, 01/28/21[b]	200	223,600
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23[b]	200	216,500
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[b]	200	203,160
4.95%, 07/19/22[b]	200	208,308
4.95%, 02/06/28[b]	400	402,000
6.51%, 03/07/22[b]	100	111,306
7.29%, 08/16/37[b]	100	118,712
8.63%, 04/28/34[b]	50	66,100
9.25%, 04/23/19[b]	100	112,166
Gazprombank OJSC Via GPB Eurobond Finance PLC
4.96%, 09/05/19[b]	200	208,260
Lukoil International Finance BV
4.56%, 04/24/23[b]	200	205,460
6.13%, 11/09/20[b]	200	219,952
6.66%, 06/07/22[b]	120	135,000
7.25%, 11/05/19[b]	100	110,960
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	200	214,300
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	200	203,000
Polyus Gold International Ltd.
5.25%, 02/07/23[b]	200	204,000
5.63%, 04/29/20[b]	200	212,250
Rosneft Finance SA
7.25%, 02/02/20[b]	100	110,270
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	200	200,872
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	200	207,097
6.13%, 02/07/22[b]	200	219,000
VRN, (5 year CMT + 4.023%)
5.50%, 02/26/24 (Call 02/26/19)[b]	200	205,250
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	218,750

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
VimpelCom Holdings BV
5.95%, 02/13/23[b]	$200	$212,602
7.50%, 03/01/22[b]	200	226,702
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	111,634
6.90%, 07/09/20[b]	300	329,227
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	110,250
6.95%, 10/17/22[b]	200	218,000

		6,522,633
SOUTH AFRICA — 1.78%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	103,300
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	200,750
6.75%, 08/06/23[b]	200	205,540
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	200	189,950
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	216,000
Sasol Financing International Ltd.
4.50%, 11/14/22[c]	200	203,160
Transnet SOC Ltd.
4.00%, 07/26/22[b]	200	194,616

		1,313,316
SOUTH KOREA — 4.48%
Hyundai Capital America
2.00%, 07/01/19[b,c]	100	99,154
2.45%, 06/15/21[b]	100	98,408
2.50%, 03/18/19[b]	100	100,380
2.55%, 02/06/19[b]	100	100,455
3.00%, 10/30/20[b]	100	100,700
Kookmin Bank
2.13%, 10/21/20[b]	200	197,580
Korea Development Bank (The)
2.00%, 09/12/26	200	182,103
2.50%, 03/11/20	200	200,709
2.50%, 01/13/21	200	199,303
3.75%, 01/22/24	200	208,550
Korea Gas Corp.
3.50%, 07/21/25[b]	200	205,220
4.25%, 11/02/20[b]	100	105,460

Security	Principal (000s)	Value
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	$200	$202,047
Korea National Oil Corp.
2.13%, 04/14/21[b]	200	196,058
3.25%, 10/01/25[b]	200	202,071
Korea Resources Corp.
2.25%, 04/19/21[b]	200	195,118
POSCO
4.25%, 10/28/20[b]	100	105,198
Shinhan Bank
2.25%, 04/15/20[b]	200	197,765
Woori Bank
2.63%, 07/20/21[b]	200	198,850
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	203,758

		3,298,887
TAIWAN — 0.27%
Formosa Group Cayman Ltd.
3.38%, 04/22/25[b]	200	196,341

		196,341
THAILAND — 1.28%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	106,541
5.00%, 10/03/23[b]	200	219,686
PTT Global Chemical PCL
4.25%, 09/19/22[b]	200	210,691
PTT PCL
3.38%, 10/25/22[b]	200	203,725
Thai Oil PCL
3.63%, 01/23/23[b]	200	205,199

		945,842
TRINIDAD AND TOBAGO — 0.28%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 05/29/17)[b]	200	204,000

		204,000
TURKEY — 3.20%
Akbank TAS
5.00%, 10/24/22[b]	150	150,750
KOC Holding AS
3.50%, 04/24/20[b]	200	200,112
TC Ziraat Bankasi AS
4.75%, 04/29/21[b]	200	199,876

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Turk Telekomunikasyon AS
4.88%, 06/19/24[b]	$200	$197,246
Turkiye Garanti Bankasi AS
6.25%, 04/20/21[b]	200	212,440
Turkiye Halk Bankasi AS
4.75%, 02/11/21[b]	200	195,002
Turkiye Is Bankasi
5.00%, 04/30/20[b]	200	201,725
5.00%, 06/25/21[b]	200	200,000
5.38%, 10/06/21[b]	200	201,238
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	203,505
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	197,505
5.50%, 12/06/22[b]	200	194,977

		2,354,376
UNITED ARAB EMIRATES — 3.58%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	121,790
7.25%, 08/01/18[b]	100	106,299
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[b]	200	204,260
3.63%, 01/12/23[b]	200	201,989
4.38%, 06/22/26[b]	200	205,516
ADCB Finance Cayman Ltd.
4.50%, 03/06/23[b]	200	206,725
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	221,557
DP World Ltd.
6.85%, 07/02/37[b]	200	235,000
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	115,250
Emirates NBD PJSC
3.25%, 11/19/19[b]	200	203,758
Emirates Telecommunications Group Co. PJSC
2.38%, 06/18/19[b]	200	200,673
First Gulf Bank PJSC
3.25%, 01/14/19[b]	200	203,232
MAF Global Securities Ltd.
4.75%, 05/07/24[b]	200	210,097

Security	Principal (000s)	Value
National Bank of Abu Dhabi PJSC
2.25%, 02/11/20[b]	$200	$199,754

		2,635,900
UNITED STATES — 0.13%
Hyundai Capital America
2.75%, 09/27/26[b]	100	92,437

		92,437
VENEZUELA — 1.93%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	360	137,340
5.50%, 04/12/37[b]	150	57,375
6.00%, 05/16/24[b]	530	209,525
6.00%, 11/15/26[b]	445	169,767
8.50%, 10/27/20[b]	300	235,050
9.00%, 11/17/21[b]	285	150,110
9.75%, 05/17/35[b]	430	205,540
12.75%, 02/17/22[b]	410	255,184

		1,419,891

TOTAL CORPORATE BONDS & NOTES
(Cost: $67,024,570)		68,297,903

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.95%

BRAZIL — 0.57%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	200	203,840
5.50%, 07/12/20[b]	100	105,750
6.50%, 06/10/19[b]	100	107,250

		416,840
CHINA — 0.27%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	200	195,253

		195,253
INDIA — 0.54%
Export-Import Bank of India
3.38%, 08/05/26[b,c]	200	192,454
4.00%, 01/14/23[b]	200	207,348

		399,802
SOUTH KOREA — 2.29%
Export-Import Bank of Korea
1.75%, 05/26/19	200	198,809
2.63%, 05/26/26	200	192,203

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
2.88%, 01/21/25	$200	$196,829
3.25%, 08/12/26	200	201,743
4.00%, 01/29/21	100	104,933
4.38%, 09/15/21	200	214,102
5.00%, 04/11/22[c]	200	220,485
5.13%, 06/29/20	100	107,949
Korea Housing Finance Corp.
2.50%, 11/15/20[b]	250	249,625

		1,686,678
TURKEY — 0.28%
Turkey Government International Bond
5.88%, 04/24/19[b]	200	208,906

		208,906

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,895,814)		2,907,479

SHORT-TERM INVESTMENTS — 5.30%

MONEY MARKET FUNDS — 5.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	2,588	2,588,569

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,316	$1,315,827

		3,904,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,903,842)		3,904,396

TOTAL INVESTMENTS IN SECURITIES — 101.97%
(Cost: $73,824,226)[g]		75,109,778
Other Assets, Less Liabilities — (1.97)%		(1,448,534)

NET ASSETS — 100.00%		$73,661,244

CMT  —  Constant Maturity Treasury

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $73,843,964. Net unrealized appreciation was $1,265,814, of which $1,786,750 represented gross unrealized appreciation on securities and $520,936 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$68,297,903	$—	$68,297,903
Foreign government obligations	—	2,907,479	—	2,907,479
Money market funds	3,904,396	—	—	3,904,396

Total	$3,904,396	$71,205,382	$—	$75,109,778

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 40.30%

ARGENTINA — 0.87%
YPF SA
8.50%, 03/23/21[b]	$600	$678,750
8.50%, 07/28/25[b]	385	435,531
8.75%, 04/04/24[b]	778	898,201
8.88%, 12/19/18[b]	187	202,390

		2,214,872
AZERBAIJAN — 0.42%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	600	662,190
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	400	396,147

		1,058,337
BARBADOS — 0.25%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[b]	600	645,750

		645,750
BRAZIL — 16.65%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	800	856,000
5.90%, 01/16/21	400	426,320
6.75%, 09/29/19[b]	200	215,540
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	600	573,000
5.75%, 09/28/22[b]	200	185,924
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	800	774,000
5.38%, 01/15/21[b]	200	209,362
5.88%, 01/26/22[b]	400	417,500
5.88%, 01/19/23[b]	200	208,000
6.00%, 01/22/20[b]	200	213,500
Banco Votorantim SA
7.38%, 01/21/20[b]	100	107,250
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	205,567
5.75%, 04/15/21[b]	600	630,000
6.45%, 02/03/24	200	213,000
BRF SA
3.95%, 05/22/23[b]	200	190,400
4.75%, 05/22/24[b]	400	395,600

Security	Principal (000s)	Value
Caixa Economica Federal
3.50%, 11/07/22[b]	$450	$432,000
4.25%, 05/13/19[b]	700	712,250
VRN, (5 year CMT + 5.551%)
7.25%, 07/23/24 (Call 07/23/19)[b]	400	413,120
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	400	409,600
6.88%, 07/30/19[b]	500	530,000
CSN Resources SA
6.50%, 07/21/20[b]	550	442,750
Embraer Netherlands Finance BV
5.05%, 06/15/25	420	432,600
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	300	323,625
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	206,500
Gerdau Trade Inc.
4.75%, 04/15/23[b]	600	593,580
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	450	458,550
7.25%, 04/16/44 (Call 10/16/43)[b]	200	198,750
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	620	634,725
5.50%, 08/06/22[b]	600	627,750
5.65%, 03/19/22[b]	400	422,504
5.75%, 01/22/21[b]	700	743,995
6.20%, 04/15/20[b]	700	748,832
6.20%, 12/21/21[b]	800	865,000
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	209,250
7.75%, 10/28/20 (Call 10/28/17)[b]	400	419,380
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	600	619,500
5.88%, 07/15/24 (Call 07/15/19)[b]	600	625,500
7.25%, 06/01/21 (Call 05/29/17)[b]	200	205,500
8.25%, 02/01/20 (Call 05/30/17)[b]	100	102,450
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	600	636,744
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	400	396,996
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22[b]	393	235,950

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	$200	$89,750
5.25%, 06/27/29[b]	200	87,375
7.13%, 06/26/42 (Call 12/26/41)[b]	400	180,000
Petrobras Global Finance BV
4.38%, 05/20/23	1,850	1,770,820
4.88%, 03/17/20	350	360,675
5.38%, 01/27/21	2,150	2,208,803
5.63%, 05/20/43	700	585,375
5.75%, 01/20/20	450	473,625
6.13%, 01/17/22	1,000	1,047,850
6.25%, 03/17/24	1,400	1,448,300
6.75%, 01/27/41	850	801,125
6.85%, 06/05/15	950	845,975
6.88%, 01/20/40	1,000	955,000
7.25%, 03/17/44	200	198,933
7.38%, 01/17/27	600	645,180
7.88%, 03/15/19	300	325,650
8.38%, 05/23/21	2,750	3,114,375
8.75%, 05/23/26	1,075	1,253,450
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	671	688,194
Vale Overseas Ltd.
4.38%, 01/11/22	900	922,230
4.63%, 09/15/20	500	523,125
5.63%, 09/15/19	200	212,160
5.88%, 06/10/21	600	648,000
6.25%, 08/10/26	1,100	1,202,080
6.88%, 11/21/36	950	1,029,563
6.88%, 11/10/39	600	649,560
8.25%, 01/17/34	300	360,000
Vale SA
5.63%, 09/11/42	800	762,000
Votorantim Cimentos SA
7.25%, 04/05/41[b]	600	612,750

		42,470,287
CHILE — 0.25%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	600	637,500

		637,500
CHINA — 1.86%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 05/30/17)[b]	400	417,440

Security	Principal (000s)	Value
Country Garden Holdings Co. Ltd.
4.75%, 09/28/23 (Call 09/28/20)[b]	$200	$197,386
7.25%, 04/04/21 (Call 10/04/17)[b]	500	524,074
7.50%, 03/09/20 (Call 03/09/18)[b]	400	426,481
7.50%, 01/10/23 (Call 01/10/18)[b]	500	528,849
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 05/30/17)[b]	500	518,500
12.00%, 02/17/20 (Call 02/17/18)[b]	200	222,495
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[b]	200	204,113
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	400	411,500
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 05/30/17)[b]	400	417,989
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	400	429,520
8.38%, 02/10/22 (Call 02/10/19)[b]	400	445,491

		4,743,838
COLOMBIA — 1.23%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	215,700
Banco de Bogota SA
5.38%, 02/19/23[b]	200	209,500
6.25%, 05/12/26[b]	400	426,080
Bancolombia SA
5.13%, 09/11/22	600	625,500
6.13%, 07/26/20	400	432,620
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	203,000
Grupo Aval Ltd.
4.75%, 09/26/22[b]	600	607,128
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	200	210,746
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,750

		3,140,024
COSTA RICA — 0.08%
Banco Nacional de Costa Rica
5.88%, 04/25/21[b]	200	206,144

		206,144
INDIA — 1.07%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	205,760
5.95%, 07/31/24[b]	400	414,500

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Bank of India/London
6.25%, 02/16/21[b]	$400	$437,219
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	202,328
Vedanta Resources PLC
6.00%, 01/31/19[b]	400	414,000
6.38%, 07/30/22[b]	400	405,400
7.13%, 05/31/23[b]	200	209,000
8.25%, 06/07/21[b]	400	435,080

		2,723,287
INDONESIA — 2.77%
Majapahit Holding BV
7.75%, 01/20/20[b]	500	563,500
7.88%, 06/29/37[b]	300	384,750
8.00%, 08/07/19[b]	250	279,675
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	400	402,120
5.38%, 05/05/45[b]	200	197,750
Pertamina Persero PT
4.30%, 05/20/23[b]	800	823,072
4.88%, 05/03/22[b]	600	633,023
5.25%, 05/23/21[b]	200	213,768
5.63%, 05/20/43[b]	800	823,583
6.00%, 05/03/42[b]	600	637,540
6.45%, 05/30/44[b]	600	676,832
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	550	585,792
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	200	199,500
5.50%, 11/22/21[b]	600	654,780

		7,075,685
JAMAICA — 0.79%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 05/30/17)[b]	400	335,600
8.25%, 09/30/20 (Call 05/29/17)[b]	800	732,000
Digicel Ltd.
6.00%, 04/15/21 (Call 05/29/17)[b]	600	570,000
6.75%, 03/01/23 (Call 03/01/18)[b]	400	380,000

		2,017,600
KAZAKHSTAN — 1.19%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[b]	600	655,858

Security	Principal (000s)	Value
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	$400	$421,518
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/29/17)[b]	350	329,420
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	160	171,872
KazMunayGas National Co. JSC
5.75%, 04/30/43[b]	200	198,008
6.38%, 04/09/21[b]	400	439,114
7.00%, 05/05/20[b]	750	823,330

		3,039,120
MEXICO — 1.24%
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	400	440,000
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	800	846,000
9.38%, 10/12/22 (Call 10/12/17)[b]	300	322,875
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	209,000
6.13%, 05/05/25 (Call 05/05/20)[b]	400	429,484
7.75%, 04/16/26 (Call 04/16/21)[b]	800	912,000

		3,159,359
RUSSIA — 4.08%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	200	206,755
7.50%, 09/26/19[b]	400	436,000
7.75%, 04/28/21[b]	700	797,877
ALROSA Finance SA
7.75%, 11/03/20[b]	400	456,461
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[b]	200	208,000
Evraz Group SA
6.50%, 04/22/20[b]	400	427,500
6.75%, 01/31/22[b]	400	428,000
8.25%, 01/28/21[b]	400	447,200
Gazprombank OAO Via GPB Eurobond Finance PLC VRN, (5 year CMT + 6.024%)
7.50%, 12/28/23 (Call 12/28/18)[b]	200	209,977
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	200	214,300
6.63%, 10/14/22[b]	600	675,840

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	$600	$609,000
Polyus Gold International Ltd.
4.70%, 03/28/22[b]	400	401,548
5.25%, 02/07/23[b]	200	204,000
5.63%, 04/29/20[b]	200	212,250
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	206,000
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	200	200,872
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	800	828,387
SCF Capital Ltd.
5.38%, 06/16/23[b]	400	412,382
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	400	437,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	226,290
VimpelCom Holdings BV
5.20%, 02/13/19[b]	400	413,920
5.95%, 02/13/23[b]	400	425,204
7.50%, 03/01/22[b]	600	680,106
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	600	654,000

		10,419,369
SOUTH AFRICA — 1.68%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	206,600
5.38%, 04/15/20	300	315,900
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	600	602,250
6.75%, 08/06/23[b]	600	616,621
7.13%, 02/11/25[b]	860	884,496
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	200	203,600
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	200	189,950
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[b]	400	423,700
6.00%, 07/18/20[b]	600	648,000

Security	Principal (000s)	Value
Transnet SOC Ltd.
4.00%, 07/26/22[b]	$200	$194,616

		4,285,733
SOUTH KOREA — 0.32%
Woori Bank
4.75%, 04/30/24[b]	600	619,790
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	203,758

		823,548
SRI LANKA — 0.08%
National Savings Bank
8.88%, 09/18/18[b]	200	212,554

		212,554
THAILAND — 0.16%
Krung Thai Bank PCL/Cayman Islands VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[b]	400	413,845

		413,845
TRINIDAD AND TOBAGO — 0.21%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 05/29/17)[b]	200	204,000
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	300	318,750

		522,750
TURKEY — 3.01%
Akbank TAS
4.00%, 01/24/20[b]	200	200,024
5.00%, 10/24/22[b]	150	150,750
5.13%, 03/31/25[b]	200	196,001
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	201,140
4.75%, 04/29/21[b]	200	199,876
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	600	614,323
5.25%, 09/13/22[b]	200	203,604
6.25%, 04/20/21[b]	200	212,440
Turkiye Halk Bankasi AS
3.88%, 02/05/20[b]	500	483,117
4.75%, 06/04/19[b]	200	199,532
4.75%, 02/11/21[b]	200	195,002
5.00%, 07/13/21[b]	200	196,000

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Turkiye Is Bankasi
3.75%, 10/10/18[b]	$200	$200,230
5.00%, 04/30/20[b]	400	403,450
5.00%, 06/25/21[b]	200	200,000
5.38%, 10/06/21[b]	600	603,714
5.50%, 04/21/19[b]	200	206,098
6.00%, 10/24/22[b]	200	199,854
Turkiye Is Bankasi AS
5.50%, 04/21/22[b]	400	401,200
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21[b]	400	402,000
6.00%, 11/01/22[b]	200	198,868
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	203,505
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[b]	800	812,432
5.25%, 12/03/18[b]	200	203,738
5.50%, 12/06/22[b]	400	389,954
5.75%, 02/24/22[b]	200	202,800

		7,679,652
UNITED KINGDOM — 0.16%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	214,560
Tullow Oil PLC
6.00%, 11/01/20 (Call 05/08/17)[b]	200	194,500

		409,060
VENEZUELA — 1.93%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	1,170	446,355
5.50%, 04/12/37[b]	595	227,588
6.00%, 05/16/24[b]	2,095	828,216
6.00%, 11/15/26[b]	1,600	610,400
8.50%, 10/27/20[b]	1,400	1,096,900
9.00%, 11/17/21[b]	795	418,726
9.75%, 05/17/35[b]	1,180	564,040
12.75%, 02/17/22[b]	1,175	731,320

		4,923,545

TOTAL CORPORATE BONDS & NOTES
(Cost: $100,331,037)		102,821,859

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 58.32%

ARGENTINA — 6.06%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	$644	$428,260
2.50%, 12/31/38[c]	1,285	854,525
5.63%, 01/26/22	1,300	1,353,950
6.25%, 04/22/19	1,200	1,273,200
6.63%, 07/06/28	450	460,350
6.88%, 04/22/21	1,550	1,695,700
6.88%, 01/26/27	1,700	1,796,050
7.13%, 07/06/36	850	860,200
7.50%, 04/22/26	2,750	3,012,625
7.63%, 04/22/46	1,050	1,117,725
8.28%, 12/31/33	477	532,704
8.28%, 12/31/33	533	584,454
8.28%, 12/31/33	1,331	1,486,872

		15,456,615
AZERBAIJAN — 0.25%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30[b]	600	649,500

		649,500
BAHRAIN — 1.56%
Bahrain Government International Bond
5.50%, 03/31/20[b]	200	209,981
5.88%, 01/26/21[b]	850	893,698
6.00%, 09/19/44[b]	400	351,600
6.13%, 07/05/22[b]	200	211,351
6.13%, 08/01/23[b]	800	846,202
7.00%, 01/26/26[b]	700	749,028
7.00%, 10/12/28[b]	700	727,237

		3,989,097
BRAZIL — 5.60%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	400	407,680
5.50%, 07/12/20[b]	200	211,500
5.75%, 09/26/23[b]	300	319,650
6.50%, 06/10/19[b]	600	643,500

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Brazilian Government International Bond
2.63%, 01/05/23	$1,200	$1,120,500
4.25%, 01/07/25	2,320	2,314,200
4.88%, 01/22/21	880	932,800
5.00%, 01/27/45	1,500	1,359,375
5.63%, 01/07/41	950	943,682
5.63%, 02/21/47	600	594,000
5.88%, 01/15/19	900	961,785
6.00%, 04/07/26	1,300	1,425,450
7.13%, 01/20/37	950	1,102,000
8.25%, 01/20/34	350	444,518
8.75%, 02/04/25	500	640,000
8.88%, 10/14/19	300	348,450
8.88%, 04/15/24	150	189,375
10.13%, 05/15/27	225	324,563

		14,283,028
COSTA RICA — 0.62%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	200	194,250
4.38%, 04/30/25[b]	400	381,984
5.63%, 04/30/43[b]	200	180,464
7.00%, 04/04/44[b]	400	412,816
7.16%, 03/12/45[b]	400	416,000

		1,585,514
CROATIA — 1.41%
Croatia Government International Bond
5.50%, 04/04/23[b]	600	651,300
6.00%, 01/26/24[b]	600	667,920
6.38%, 03/24/21[b]	1,000	1,106,070
6.63%, 07/14/20[b]	670	737,588
6.75%, 11/05/19[b]	400	435,640

		3,598,518
DOMINICAN REPUBLIC — 1.99%
Dominican Republic International Bond
5.50%, 01/27/25[b]	300	310,995
5.88%, 04/18/24[b]	300	319,542
5.95%, 01/25/27[b]	200	209,348
6.60%, 01/28/24[b]	600	663,000
6.85%, 01/27/45[b]	790	840,363

Security	Principal (000s)	Value
6.88%, 01/29/26[b]	$1,100	$1,226,962
7.45%, 04/30/44[b]	750	850,312
7.50%, 05/06/21[b]	600	666,000

		5,086,522
ECUADOR — 1.20%
Ecuador Government International Bond
7.95%, 06/20/24[b]	865	826,075
9.65%, 12/13/26[b]	600	610,500
10.50%, 03/24/20[b]	400	428,000
10.75%, 03/28/22[b]	1,100	1,193,500

		3,058,075
EGYPT — 1.20%
Egypt Government International Bond
5.75%, 04/29/20[b]	360	374,256
5.88%, 06/11/25[b]	600	591,924
6.13%, 01/31/22[b]	800	831,800
6.88%, 04/30/40[b]	300	284,700
7.50%, 01/31/27[b]	400	431,160
8.50%, 01/31/47[b]	500	544,125

		3,057,965
EL SALVADOR — 0.89%
El Salvador Government International Bond
5.88%, 01/30/25[b]	450	402,750
6.38%, 01/18/27[b]	300	267,750
7.38%, 12/01/19[b]	250	251,250
7.63%, 02/01/41[b]	300	269,250
7.65%, 06/15/35[b]	680	618,800
7.75%, 01/24/23[b]	275	277,063
8.25%, 04/10/32[b]	200	193,000

		2,279,863
GHANA — 0.73%
Ghana Government International Bond
7.88%, 08/07/23[b]	800	792,400
8.13%, 01/18/26[b]	400	394,920
9.25%, 09/15/22[b]	400	423,840
10.75%, 10/14/30[b]	200	241,300

		1,852,460
GUATEMALA — 0.37%
Guatemala Government Bond
4.50%, 05/03/26[b]	400	405,240

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.88%, 02/13/28[b]	$100	$103,752
5.75%, 06/06/22[b]	400	439,924

		948,916
INDONESIA — 6.43%
Indonesia Government International Bond
3.38%, 04/15/23[b]	400	400,602
3.70%, 01/08/22[b]	200	205,224
3.75%, 04/25/22[b]	1,000	1,026,533
4.13%, 01/15/25[b]	1,000	1,030,098
4.35%, 01/08/27[b]	1,100	1,147,843
4.63%, 04/15/43[b]	400	406,506
4.75%, 01/08/26[b]	1,400	1,499,819
4.88%, 05/05/21[b]	1,092	1,173,785
5.13%, 01/15/45[b]	800	848,886
5.25%, 01/17/42[b]	800	862,132
5.25%, 01/08/47[b]	600	644,291
5.38%, 10/17/23[b]	200	222,654
5.88%, 03/13/20[b]	946	1,032,720
5.88%, 01/15/24[b]	600	683,807
5.95%, 01/08/46[b]	600	706,869
6.63%, 02/17/37[b]	640	784,840
6.75%, 01/15/44[b]	900	1,154,910
7.75%, 01/17/38[b]	750	1,031,648
8.50%, 10/12/35[b]	700	1,003,159
11.63%, 03/04/19[b]	450	529,200

		16,395,526
IVORY COAST — 0.31%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	400	389,458
6.38%, 03/03/28[b]	400	402,112

		791,570
JAMAICA — 0.74%
Jamaica Government International Bond
6.75%, 04/28/28	600	670,494
7.63%, 07/09/25	200	231,276
7.88%, 07/28/45	400	463,536
8.00%, 03/15/39	443	514,748

		1,880,054

Security	Principal (000s)	Value
JORDAN — 0.24%
Jordan Government International Bond
5.75%, 01/31/27[b]	$400	$395,128
6.13%, 01/29/26[b]	200	204,320

		599,448
LEBANON — 3.50%
Lebanese Republic
6.85%, 05/25/29	400	406,080
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	152,039
5.45%, 11/28/19[b]	300	305,478
5.50%, 04/23/19	200	203,920
5.80%, 04/14/20[b]	700	713,580
6.00%, 05/20/19[b]	300	308,490
6.00%, 01/27/23[b]	300	306,657
6.10%, 10/04/22[b]	500	512,940
6.15%, 06/19/20	100	103,000
6.20%, 02/26/25[b]	300	299,079
6.25%, 05/27/22	300	309,060
6.25%, 11/04/24[b]	475	476,862
6.38%, 03/09/20	700	723,100
6.40%, 05/26/23	600	618,120
6.60%, 11/27/26[b]	300	303,090
6.65%, 04/22/24[b]	640	661,062
6.65%, 11/03/28[b]	350	351,540
6.65%, 02/26/30[b]	500	501,410
6.75%, 11/29/27[b]	617	623,775
7.05%, 11/02/35[b]	100	100,190
8.25%, 04/12/21[b]	850	942,106

		8,921,578
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[b]	800	832,128
5.50%, 12/11/42[b]	200	216,800

		1,048,928
NIGERIA — 0.58%
Nigeria Government International Bond
5.13%, 07/12/18[b]	200	202,799
6.38%, 07/12/23[b]	400	412,440

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
7.88%, 02/16/32[b]	$800	$868,800

		1,484,039
PAKISTAN — 0.45%
Pakistan Government International Bond
7.25%, 04/15/19[b]	400	423,200
8.25%, 04/15/24[b]	450	500,801
8.25%, 09/30/25[b]	200	224,544

		1,148,545
RUSSIA — 6.02%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[b]	800	820,400
4.50%, 04/04/22[b]	1,200	1,284,096
4.88%, 09/16/23[b]	1,400	1,517,572
5.00%, 04/29/20[b]	1,600	1,709,894
5.63%, 04/04/42[b]	1,000	1,113,698
5.88%, 09/16/43[b]	800	924,000
7.50%, 03/31/30[b,c]	4,917	5,927,905
11.00%, 07/24/18[b]	500	557,202
12.75%, 06/24/28[b]	850	1,507,111

		15,361,878
SENEGAL — 0.09%
Senegal Government International Bond
8.75%, 05/13/21[b]	200	228,790

		228,790
SERBIA — 0.82%
Serbia International Bond
4.88%, 02/25/20[b]	700	729,750
5.88%, 12/03/18[b]	200	210,407
7.25%, 09/28/21[b]	1,000	1,151,500

		2,091,657
SOUTH AFRICA — 2.17%
Republic of South Africa Government International Bond
4.67%, 01/17/24	1,400	1,414,902
4.88%, 04/14/26	1,400	1,411,351
5.00%, 10/12/46	600	567,372
5.50%, 03/09/20	1,400	1,485,971
6.25%, 03/08/41	600	662,484

		5,542,080

Security	Principal (000s)	Value
SRI LANKA — 1.51%
Sri Lanka Government International Bond
5.13%, 04/11/19[b]	$200	$205,000
5.75%, 01/18/22[b]	600	620,303
5.88%, 07/25/22[b]	1,209	1,251,363
6.00%, 01/14/19[b]	400	414,400
6.13%, 06/03/25[b]	200	203,711
6.25%, 10/04/20[b]	300	317,862
6.25%, 07/27/21[b]	200	212,008
6.83%, 07/18/26[b]	400	420,038
6.85%, 11/03/25[b]	200	210,518

		3,855,203
TURKEY — 8.02%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	202,500
5.38%, 02/08/21[b]	400	411,546
Turkey Government International Bond
3.25%, 03/23/23	400	375,200
4.25%, 04/14/26	600	569,980
4.88%, 10/09/26	1,400	1,386,000
4.88%, 04/16/43	1,100	994,125
5.13%, 03/25/22	600	621,350
5.63%, 03/30/21	450	476,883
5.75%, 03/22/24	1,300	1,378,801
5.88%, 04/24/19[b]	400	417,812
6.00%, 03/25/27	1,400	1,498,000
6.00%, 01/14/41	1,600	1,658,560
6.25%, 09/26/22	800	869,290
6.63%, 02/17/45	950	1,064,661
6.75%, 05/30/40	725	816,364
6.88%, 03/17/36	1,220	1,382,565
7.00%, 03/11/19	800	856,000
7.00%, 06/05/20	1,400	1,540,420
7.25%, 03/05/38	200	236,670
7.38%, 02/05/25	1,070	1,241,318
7.50%, 11/07/19	400	440,520
8.00%, 02/14/34	400	499,984
8.00%, 02/14/34	263	328,739
11.88%, 01/15/30	750	1,195,825

		20,463,113

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
UKRAINE — 2.25%
Ukraine Government International Bond
7.75%, 09/01/19[b]	$800	$816,032
7.75%, 09/01/20[b]	540	544,072
7.75%, 09/01/21[b]	850	847,382
7.75%, 09/01/22[b]	400	390,116
7.75%, 09/01/23[b]	675	651,847
7.75%, 09/01/24[b]	563	535,785
7.75%, 09/01/25[b]	505	478,992
7.75%, 09/01/26[b]	760	711,512
7.75%, 09/01/27[b]	400	375,000
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	400	399,000

		5,749,738
VENEZUELA — 2.57%
Venezuela Government International Bond
6.00%, 12/09/20[b]	430	222,181
7.00%, 12/01/18[b]	500	351,850
7.00%, 03/31/38[b]	500	225,850
7.65%, 04/21/25[b]	508	234,544
7.75%, 10/13/19[b]	899	540,928
8.25%, 10/13/24[b]	900	427,590
9.00%, 05/07/23[b]	937	466,345
9.25%, 09/15/27	1,690	902,122
9.25%, 05/07/28[b]	1,040	495,768
9.38%, 01/13/34	510	247,503
11.75%, 10/21/26[b]	985	570,020
11.95%, 08/05/31[b]	1,720	993,300
12.75%, 08/23/22[b]	1,075	661,447
13.63%, 08/15/18	265	225,250

		6,564,698
VIETNAM — 0.33%
Vietnam Government International Bond
4.80%, 11/19/24[b]	400	410,632
6.75%, 01/29/20[b]	400	436,989

		847,621

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $146,489,298)		148,820,539

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	2,195	$2,195,268

		2,195,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,195,268)		2,195,268

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $249,015,603)[f]		253,837,666
Other Assets, Less Liabilities — 0.52%		1,319,455

NET ASSETS — 100.00%		$255,157,121

CMT  —  Constant Maturity Treasury

VRN  —  Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $249,173,538. Net unrealized appreciation was $4,664,128, of which $6,195,029 represented gross unrealized appreciation on securities and $1,530,901 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$102,821,859	$—	$102,821,859
Foreign government obligations	—	148,820,539	—	148,820,539
Money market funds	2,195,268	—	—	2,195,268

Total	$2,195,268	$251,642,398	$—	$253,837,666

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2017

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 94.53%

BRAZIL — 14.89%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17	BRL	15,032	$4,617,076
0.00%, 01/01/18	BRL	14,048	4,133,423
0.00%, 07/01/18	BRL	16,070	4,532,027
0.00%, 01/01/19	BRL	17,257	4,650,507
0.00%, 07/01/20	BRL	13,000	3,014,702
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	122,069
10.00%, 01/01/19	BRL	9,197	2,906,907
10.00%, 01/01/21	BRL	11,148	3,498,040
10.00%, 01/01/23	BRL	10,702	3,333,187
10.00%, 01/01/25	BRL	9,769	3,020,999
10.00%, 01/01/27	BRL	5,466	1,683,198
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	150,056
10.25%, 01/10/28	BRL	1,420	452,795
12.50%, 01/05/22	BRL	1,633	567,297

			36,682,283
CHILE — 0.33%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	150,000	233,406
4.50%, 06/01/20	CLP	105,000	163,453
6.00%, 02/01/21	CLP	140,000	229,189
Chile Government International Bond
5.50%, 08/05/20	CLP	123,000	195,437

			821,485
COLOMBIA — 4.22%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	180,667
9.85%, 06/28/27	COP	2,058,000	915,505
Colombian TES
5.00%, 11/21/18	COP	1,300,000	436,928
6.00%, 04/28/28	COP	1,975,000	644,173
7.00%, 09/11/19	COP	2,508,000	873,049

Security		Principal (000s)	Value
7.00%, 05/04/22	COP	4,640,000	$1,650,013
7.50%, 08/26/26	COP	6,080,800	2,241,223
7.75%, 09/18/30	COP	980,000	369,180
10.00%, 07/24/24	COP	3,561,000	1,475,680
11.00%, 07/24/20	COP	2,525,300	984,548
11.25%, 10/24/18	COP	1,681,200	613,447

			10,384,413
CZECH REPUBLIC — 4.02%
Czech Republic Government Bond
1.50%, 10/29/19[a]	CZK	48,990	2,061,093
3.75%, 09/12/20[a]	CZK	10,840	495,458
3.85%, 09/29/21[a]	CZK	3,810	180,094
4.20%, 12/04/36[a]	CZK	11,620	683,570
4.60%, 08/18/18[a]	CZK	3,600	155,265
4.70%, 09/12/22[a]	CZK	44,030	2,216,605
5.00%, 04/11/19[a]	CZK	14,330	638,903
5.70%, 05/25/24[a]	CZK	62,810	3,484,415

			9,915,403
HUNGARY — 2.72%
Hungary Government Bond
2.50%, 10/27/21	HUF	353,000	1,279,427
3.50%, 06/24/20	HUF	99,630	375,701
5.50%, 06/24/25	HUF	329,380	1,346,793
6.00%, 11/24/23	HUF	58,850	247,251
7.00%, 06/24/22	HUF	406,160	1,760,870
7.50%, 11/12/20	HUF	396,400	1,687,714

			6,697,756
INDONESIA — 4.34%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	7,286,000	509,736
6.63%, 05/15/33	IDR	2,000,000	136,006
7.00%, 05/15/22	IDR	14,846,000	1,128,893
7.88%, 04/15/19	IDR	18,697,000	1,437,308
8.25%, 06/15/32	IDR	4,538,000	359,349
8.38%, 03/15/24	IDR	13,138,000	1,058,304
8.38%, 09/15/26	IDR	6,000,000	489,746
8.38%, 03/15/34	IDR	14,574,000	1,162,541
8.75%, 02/15/44	IDR	2,000,000	162,777
9.00%, 03/15/29	IDR	4,000,000	335,818
9.50%, 07/15/31	IDR	13,698,000	1,193,902
10.00%, 09/15/24	IDR	3,560,000	310,427
10.00%, 02/15/28	IDR	9,815,000	880,869

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2017

Security		Principal (000s)	Value
10.50%, 07/15/38	IDR	4,860,000	$462,026
11.00%, 11/15/20	IDR	1,748,000	148,666
11.00%, 09/15/25	IDR	8,485,000	787,102
Perusahaan Penerbit SBSN Indonesia
7.75%, 01/25/18	IDR	1,590,000	120,766

			10,684,236
ISRAEL — 4.27%
Israel Government Bond – Fixed
0.50%, 10/31/18	ILS	8,900	2,466,830
1.75%, 08/31/25	ILS	4,970	1,350,024
2.25%, 05/31/19	ILS	4,169	1,196,756
4.25%, 03/31/23	ILS	5,503	1,768,212
5.00%, 01/31/20	ILS	759	235,216
5.50%, 01/31/42	ILS	3,246	1,219,610
6.00%, 02/28/19	ILS	3,872	1,180,340
6.25%, 10/30/26	ILS	2,950	1,108,230

			10,525,218
MALAYSIA — 4.42%
Malaysia Government Bond
3.26%, 03/01/18	MYR	9,719	2,240,811
3.48%, 03/15/23	MYR	859	193,442
3.49%, 03/31/20	MYR	1,773	407,757
3.50%, 05/31/27	MYR	3,404	728,735
3.89%, 03/15/27	MYR	1,775	395,750
4.01%, 09/15/17	MYR	2,809	649,247
4.05%, 09/30/21	MYR	2,520	587,542
4.13%, 04/15/32	MYR	1,776	388,883
4.39%, 04/15/26	MYR	4,964	1,160,531
4.50%, 04/15/30	MYR	840	194,477
4.94%, 09/30/43	MYR	3,095	723,614
5.73%, 07/30/19	MYR	4,418	1,067,658
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	3,978	925,314
4.44%, 05/22/24	MYR	5,175	1,216,822

			10,880,583
MEXICO — 6.50%
Mexican Bonos
5.75%, 03/05/26	MXN	7,332	350,919
6.50%, 06/09/22	MXN	16,799	863,038
7.50%, 06/03/27	MXN	83,641	4,491,918

Security		Principal (000s)	Value
7.75%, 12/14/17	MXN	10,530	$558,028
7.75%, 05/29/31	MXN	10,369	560,866
7.75%, 11/13/42	MXN	19,411	1,038,821
8.00%, 06/11/20	MXN	8,542	462,260
8.00%, 12/07/23	MXN	9,446	521,079
8.50%, 12/13/18	MXN	98,106	5,299,563
8.50%, 11/18/38	MXN	6,451	372,094
10.00%, 12/05/24	MXN	24,207	1,488,689
10.00%, 11/20/36	MXN	97	6,351

			16,013,626
PERU — 1.67%
Peru Government Bond
5.70%, 08/12/24	PEN	1,545	486,905
6.35%, 08/12/28	PEN	4,200	1,339,806
6.85%, 02/12/42	PEN	2,310	749,300
6.90%, 08/12/37	PEN	2,481	825,548
8.20%, 08/12/26	PEN	1,960	715,564

			4,117,123
PHILIPPINES — 4.26%
Philippine Government Bond
2.13%, 05/23/18	PHP	20,122	398,522
2.88%, 05/22/17	PHP	26,500	530,562
3.38%, 08/20/20	PHP	60,640	1,184,898
3.50%, 03/20/21	PHP	11,000	214,364
3.50%, 04/21/23	PHP	29,500	559,670
3.63%, 09/09/25	PHP	36,040	668,801
3.88%, 11/22/19	PHP	960	19,148
4.00%, 12/06/22	PHP	5,660	110,373
4.13%, 08/20/24	PHP	50,000	965,936
4.63%, 09/09/40	PHP	18,450	334,766
6.38%, 01/19/22	PHP	25,608	556,319
8.00%, 07/19/31	PHP	45,500	1,187,262
8.13%, 12/16/35	PHP	44,477	1,195,898
8.50%, 11/29/32	PHP	8,760	239,987
Philippine Government International Bond
4.95%, 01/15/21	PHP	52,000	1,062,532
6.25%, 01/14/36	PHP	57,000	1,262,647

			10,491,685
POLAND — 3.94%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	1,342	337,671

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2017

Security		Principal (000s)	Value
2.50%, 07/25/26	PLN	3,300	$795,794
3.25%, 07/25/19	PLN	4,877	1,287,683
3.25%, 07/25/25	PLN	5,617	1,449,389
3.75%, 04/25/18	PLN	2,235	588,090
4.00%, 10/25/23	PLN	6,866	1,866,249
5.25%, 10/25/20	PLN	3,121	878,258
5.50%, 10/25/19	PLN	3,477	968,314
5.75%, 09/23/22	PLN	5,208	1,529,256

			9,700,704
ROMANIA — 2.40%
Romania Government Bond
3.25%, 03/22/21	RON	3,600	886,584
4.75%, 06/24/19	RON	2,155	551,000
5.60%, 11/28/18	RON	9,950	2,548,504
5.80%, 07/26/27	RON	3,750	1,041,060
5.85%, 04/26/23	RON	1,060	290,774
5.90%, 07/26/17	RON	1,710	415,527
6.75%, 06/11/17	RON	790	190,909

			5,924,358
RUSSIA — 4.21%
Russian Federal Bond – OFZ
6.70%, 05/15/19	RUB	45,757	783,703
6.80%, 12/11/19	RUB	43,838	748,504
7.00%, 01/25/23	RUB	163,966	2,802,918
7.05%, 01/19/28	RUB	60,500	1,021,055
7.50%, 03/15/18	RUB	27,933	487,656
7.50%, 02/27/19	RUB	48,600	846,100
7.60%, 04/14/21	RUB	106,245	1,860,909
8.15%, 02/03/27	RUB	64,366	1,182,365
8.50%, 09/17/31	RUB	2,000	37,369
Russian Foreign Bond – Eurobond
7.85%, 03/10/18[a]	RUB	35,000	611,456

			10,382,035
SOUTH AFRICA — 3.94%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,469	941,039
6.50%, 02/28/41	ZAR	685	36,485
6.75%, 03/31/21	ZAR	1,000	72,363
7.25%, 01/15/20	ZAR	3,528	261,924
8.00%, 12/21/18	ZAR	3,471	261,439

Security		Principal (000s)	Value
8.00%, 01/31/30	ZAR	60,687	$4,152,414
8.50%, 01/31/37	ZAR	17,880	1,212,574
8.75%, 02/28/48	ZAR	7,332	498,239
10.50%, 12/21/26	ZAR	27,150	2,263,491

			9,699,968
SOUTH KOREA — 19.82%
Korea Treasury Bond
1.50%, 12/10/26	KRW	2,734,690	2,258,817
2.00%, 03/10/46	KRW	500,000	407,865
2.75%, 09/10/17	KRW	7,215,810	6,372,348
2.75%, 03/10/18	KRW	7,020,000	6,237,059
2.75%, 12/10/44	KRW	3,577,110	3,400,188
3.00%, 03/10/23	KRW	1,056,000	979,679
3.00%, 12/10/42	KRW	3,200,190	3,157,189
3.13%, 03/10/19	KRW	3,402,050	3,072,219
3.50%, 03/10/24	KRW	3,928,280	3,763,644
3.75%, 06/10/22	KRW	1,038,000	992,873
3.75%, 12/10/33	KRW	1,665,410	1,755,493
4.00%, 12/10/31	KRW	1,939,000	2,062,848
4.25%, 06/10/21	KRW	600,000	577,643
4.75%, 12/10/30	KRW	91,860	103,967
5.00%, 06/10/20	KRW	2,626,680	2,536,077
5.25%, 03/10/27	KRW	2,577,000	2,870,029
5.50%, 09/10/17	KRW	2,179,600	1,943,367
5.50%, 12/10/29	KRW	1,484,790	1,765,751
5.75%, 09/10/18	KRW	4,927,680	4,573,835

			48,830,891
THAILAND — 4.24%
Thailand Government Bond
2.88%, 06/17/46	THB	6,000	152,262
3.58%, 12/17/27	THB	8,886	273,842
3.65%, 12/17/21	THB	22,940	710,954
3.78%, 06/25/32	THB	8,638	263,211
3.80%, 06/14/41	THB	15,368	471,094
3.85%, 12/12/25	THB	52,949	1,673,351
3.88%, 06/13/19	THB	46,650	1,412,892
4.26%, 12/12/37[a]	THB	16,170	520,745
4.68%, 06/29/44	THB	3,500	121,976
4.85%, 06/17/61	THB	14,748	546,759
4.88%, 06/22/29	THB	58,300	2,014,055
5.13%, 03/13/18	THB	10,238	305,083
5.67%, 03/13/28	THB	16,395	588,955
6.15%, 07/07/26	THB	37,899	1,385,532

			10,440,711

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2017

Security		Principal (000s)	Value
TURKEY — 4.34%
Turkey Government Bond
6.30%, 02/14/18	TRY	1,616	$437,776
8.00%, 03/12/25	TRY	2,652	655,812
8.50%, 07/10/19	TRY	9,378	2,514,215
8.50%, 09/14/22	TRY	2,890	747,272
8.70%, 07/11/18	TRY	3,700	1,012,824
8.80%, 09/27/23	TRY	853	222,242
9.00%, 07/24/24	TRY	4,679	1,232,149
9.50%, 01/12/22	TRY	5,530	1,494,652
10.50%, 01/15/20	TRY	5,403	1,510,271
10.60%, 02/11/26	TRY	3,000	859,821

			10,687,034

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $238,178,491)			232,879,512

TOTAL INVESTMENTS IN SECURITIES — 94.53%
(Cost: $238,178,491)[b]			232,879,512
Other Assets, Less Liabilities — 5.47%			13,485,590

NET ASSETS — 100.00%			$246,365,102

Currency abbreviations:

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

CZK  —  Czech Koruna

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

PEN  —  Peru Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian Leu

RUB  —  New Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	The cost of investments for federal income tax purposes was $244,977,475. Net unrealized depreciation was $12,097,963, of which $9,118,034 represented gross unrealized appreciation on securities and $21,215,997 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$232,879,512	$—	$232,879,512

Total	$—	$232,879,512	$—	$232,879,512

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.46%

AUSTRALIA — 0.08%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 05/29/17)[a,b]	USD	40	$41,450
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	100	110,541

			151,991
AUSTRIA — 0.20%
Raiffeisen Bank International AG
6.00%, 10/16/23[c]	EUR	200	253,067
VRN, (5 year EUR Swap + 3.300%) 4.50%, 02/21/25 (Call 02/21/20)[c]	EUR	100	114,813

			367,880
BELGIUM — 0.25%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	130,286
Ethias SA
5.00%, 01/14/26[c]	EUR	100	110,841
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[c]	EUR	100	109,309
8.50%, 09/15/19[c]	EUR	100	120,293

			470,729
CANADA — 3.32%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	200	205,500
6.00%, 04/01/22 (Call 10/01/17)[a,b]	USD	375	390,000
Air Canada
4.75%, 10/06/23 (Call 10/06/19)[a]	CAD	25	18,307
7.75%, 04/15/21[a,b]	USD	75	84,844
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	35,380
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	51,141
5.75%, 03/15/22[a]	USD	150	149,058
6.00%, 10/15/22 (Call 05/29/17)[a,b]	USD	200	199,337
6.13%, 05/15/21[c]	EUR	100	117,588
6.13%, 01/15/23[a]	USD	175	174,125
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	225	234,943
7.75%, 03/15/20[a]	USD	125	135,132
8.75%, 12/01/21[a]	USD	225	250,092

Security	Principal (000s)		Value
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	$37,665
6.50%, 12/15/20 (Call 05/29/17)[a]	USD	50	51,742
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	75	78,188
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 05/29/17)	CAD	25	18,964
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	18,970
Cenovus Energy Inc.
5.70%, 10/15/19	USD	200	214,952
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	50	7,750
9.50%, 10/21/22 (Call 12/15/18)[a]	USD	75	14,625
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	125	129,119
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	100	116,666
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	USD	125	127,031
Enbridge Inc. Series 16-A VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	USD	125	128,125
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	37,117
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	37,940
Iron Mountain Canada Operations ULC
5.38%, 09/15/23 (Call 09/15/19)[a]	CAD	25	18,878
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	175	142,698
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	USD	50	52,054
5.95%, 03/15/24 (Call 12/15/23)[b]	USD	105	112,318
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	50	52,688
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	75	82,406
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/29/17)[a]	CAD	50	37,711

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	150	$132,375
6.50%, 01/15/25 (Call 01/15/20)[a,b]	USD	125	123,594
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	125	111,185
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 05/29/17)	CAD	22	15,929
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	51,188
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	125	127,500
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	USD	50	52,458
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	155	165,462
Parkland Fuel Corp.
5.75%, 09/16/24 (Call 09/16/19)[a]	CAD	25	18,696
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	37,391
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	37,940
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	USD	75	71,813
Quebecor Media Inc.
5.75%, 01/15/23	USD	225	236,292
6.63%, 01/15/23[a]	CAD	100	79,049
7.38%, 01/15/21 (Call 05/01/17)	CAD	50	37,467
Russel Metals Inc.
6.00%, 04/19/22 (Call 05/29/17)[a]	CAD	25	18,707
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a]	USD	50	52,946
6.88%, 06/30/23 (Call 06/30/18)[a]	USD	125	132,500
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	37,300
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	19,336
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	USD	100	98,530
4.75%, 01/15/22 (Call 10/15/21)	USD	150	155,206
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	100	115,596
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/30/17)	CAD	25	18,467
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 05/29/17)[a]	USD	175	134,615
6.75%, 08/15/18 (Call 05/30/17)[a]	USD	73	72,807
7.50%, 07/15/21 (Call 05/30/17)[a]	USD	250	207,812
Videotron Ltd.
5.00%, 07/15/22	USD	75	79,508

Security	Principal (000s)		Value
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	$52,248
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	38,911
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	75	58,452
Videotron Ltd./Videotron Ltee
5.13%, 04/15/27 (Call 04/15/22)[a]	USD	85	86,381
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/29/17)	CAD	28	20,400

			6,261,115
DENMARK — 0.12%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[c]	EUR	100	110,392
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c]	EUR	100	109,175

			219,567
FINLAND — 0.30%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[c]	EUR	100	109,113
2.00%, 03/15/24 (Call 12/15/23)[c]	EUR	125	135,777
5.38%, 05/15/19	USD	75	79,500
Outokumpu OYJ
7.25%, 06/16/21 (Call 06/16/18)[c]	EUR	100	121,414
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	110,517

			556,321
FRANCE — 4.50%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/29/17)[c]	EUR	100	110,048
Areva SA
3.25%, 09/04/20[c]	EUR	100	109,413
3.50%, 03/22/21	EUR	100	109,739
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[c]	EUR	100	112,947
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[c]	EUR	90	105,554
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[c]	EUR	100	112,757
Casino Guichard Perrachon SA
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	100	115,921
4.41%, 08/06/19[c]	EUR	100	118,601
4.50%, 03/07/24 (Call 12/07/23)[c]	EUR	200	240,250
4.56%, 01/25/23[c]	EUR	100	122,225

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
5.24%, 03/09/20	EUR	100	$123,081
5.98%, 05/26/21	EUR	200	256,400
CMA CGM SA
8.75%, 12/15/18 (Call 05/30/17)[c]	EUR	100	111,585
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[c]	EUR	100	115,305
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	USD	100	111,573
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	112,229
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	112,641
3.63%, 06/15/23 (Call 06/15/19)[c]	EUR	100	114,417
Groupama SA
6.00%, 01/23/27	EUR	100	117,548
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	100	121,763
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[c]	EUR	200	223,976
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/08/17)[c]	EUR	100	112,702
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[c]	EUR	100	114,180
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[c]	EUR	100	110,626
7.25%, 01/15/20 (Call 05/30/17)[c]	EUR	100	113,231
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 05/30/17)[c]	EUR	100	111,937
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	112,294
6.00%, 04/15/25 (Call 04/15/20)[c]	EUR	100	113,989
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[c]	EUR	100	112,955
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	200	212,054
4.88%, 09/23/24	EUR	100	113,123
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[c]	EUR	100	116,003
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[c]	EUR	100	109,609
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[c]	EUR	125	143,117

Security	Principal (000s)		Value
Peugeot SA
2.00%, 03/23/24[c]	EUR	100	$110,361
2.38%, 04/14/23[c]	EUR	100	113,632
6.50%, 01/18/19[c]	EUR	100	120,414
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[c]	EUR	125	135,110
3.25%, 06/15/22 (Call 06/15/18)[c]	EUR	100	113,007
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	100	113,795
SFR Group SA
5.38%, 05/15/22 (Call 05/29/17)[c]	EUR	200	226,621
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	200	234,948
6.00%, 05/15/22 (Call 05/29/17)[a]	USD	600	625,550
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	207,126
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	1,000	1,052,500
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	111,226
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[c]	EUR	100	111,759
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	176,732
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	109,091
THOM Europe SAS
7.38%, 07/15/19 (Call 05/08/17)[c]	EUR	100	112,117
Vallourec SA
2.25%, 09/30/24[c]	EUR	100	87,656
3.25%, 08/02/19	EUR	100	111,273
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	100	115,909
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[c]	EUR	100	117,665

			8,480,285
GERMANY — 3.21%
Bilfinger SE
2.38%, 12/07/19[c]	EUR	100	113,117
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[c]	EUR	100	112,123
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c]	EUR	100	118,866
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	118,493

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	$51,260
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	51,025
5.63%, 07/31/19[a,b]	USD	100	106,344
5.88%, 01/31/22[a]	USD	100	109,271
6.50%, 09/15/18[a]	USD	100	105,606
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	USD	125	136,496
Hapag-Lloyd AG
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	100	115,005
K+S AG
3.00%, 06/20/22[c]	EUR	100	114,980
4.13%, 12/06/21[c]	EUR	100	121,481
LANXESS AG VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[c]	EUR	100	118,197
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	60,383
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	116,490
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[c]	EUR	100	115,368
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	115,480
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c]	EUR	100	108,185
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[c]	EUR	100	103,944
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	117,794
3.50%, 05/15/22 (Call 05/29/17)[c]	EUR	100	110,853
4.75%, 05/15/23 (Call 05/15/18)[a]	USD	200	208,500
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/05/17)[c]	EUR	100	112,495
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[c]	EUR	150	160,256
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	100	111,235
2.50%, 02/25/25[c]	EUR	100	112,515
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	400	456,876

Security	Principal (000s)		Value
4.00%, 08/27/18	EUR	175	$199,597
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[c]	EUR	100	112,843
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	110,134
6.13%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	212,256
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[c]	EUR	100	111,984
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	100	114,466
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	117,250
5.13%, 01/21/23 (Call 01/21/18)[c]	EUR	81	92,602
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	91,972
5.50%, 01/15/23 (Call 01/15/18)[a]	USD	200	207,805
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	80	92,567
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	113,665
ZF North America Capital Inc.
2.25%, 04/26/19[c]	EUR	100	113,068
2.75%, 04/27/23[c]	EUR	200	234,886
4.00%, 04/29/20[a]	USD	150	155,542
4.50%, 04/29/22[a]	USD	150	157,500
4.75%, 04/29/25[a]	USD	300	311,344

			6,052,119
GREECE — 0.24%
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[c]	EUR	100	114,745
OTE PLC
3.50%, 07/09/20[c]	EUR	100	111,087
7.88%, 02/07/18[c]	EUR	100	114,340
Titan Global Finance PLC
3.50%, 06/17/21[c]	EUR	100	113,669

			453,841
HONG KONG — 0.10%
Noble Group Ltd.
6.75%, 01/29/20[a]	USD	200	190,450

			190,450

INDIA — 0.06%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	111,465

			111,465

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
IRELAND — 1.42%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c]	EUR	100	$114,915
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[c]	EUR	150	162,087
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	100	115,182
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	35	39,221
4.25%, 09/15/22 (Call 03/15/19)[a]	USD	200	202,850
4.63%, 05/15/23 (Call 05/15/19)[a]	USD	200	204,207
6.00%, 02/15/25 (Call 02/15/20)[a]	USD	200	206,750
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	119,545
7.25%, 05/15/24 (Call 05/15/19)[a,b]	USD	400	432,912
Bank of Ireland VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c]	EUR	200	229,144
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[c]	EUR	100	113,800
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	USD	260	274,300
5.50%, 02/15/24[a,b]	USD	210	222,525
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	100	110,725
4.13%, 01/30/20[c]	EUR	100	119,443

			2,667,606
ITALY — 5.68%
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	115,156
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	108,549
5.00%, 04/21/20[c]	EUR	50	19,699
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	119,938
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	89,294
5.00%, 10/25/18[c]	EUR	100	96,535
Banco BPM SpA
2.75%, 07/27/20[c]	EUR	300	334,195
Banco Popolare SC
3.50%, 03/14/19[c]	EUR	200	225,194
6.00%, 11/05/20[c]	EUR	100	116,267

Security	Principal (000s)		Value
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	100	$112,656
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c]	EUR	200	235,063
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	200	235,466
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a]	USD	200	232,143
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	300	362,336
4.75%, 07/15/22[c]	EUR	200	241,694
6.75%, 10/14/19[c]	EUR	200	247,936
Iccrea Banca SpA
1.50%, 02/21/20[c]	EUR	100	109,505
1.88%, 11/25/19[c]	EUR	100	110,738
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	116,597
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	108,301
3.93%, 09/15/26[c]	EUR	100	112,996
5.00%, 09/23/19[c]	EUR	150	177,940
5.15%, 07/16/20	EUR	300	363,121
6.63%, 09/13/23[c]	EUR	200	261,297
Leonardo SpA
4.50%, 01/19/21	EUR	100	123,039
5.25%, 01/21/22	EUR	100	129,012
8.00%, 12/16/19	GBP	100	150,763
Mediobanca SpA
5.00%, 11/15/20	EUR	100	122,693
5.75%, 04/18/23	EUR	100	123,964
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[c]	EUR	100	114,091
Saipem Finance International BV
3.00%, 03/08/21[c]	EUR	100	111,752
3.75%, 09/08/23[c]	EUR	100	113,693
Salini Impregilo SpA
3.75%, 06/24/21[c]	EUR	100	117,430
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[c]	EUR	100	111,599
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[c]	EUR	100	115,834

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Telecom Italia Capital SA
7.00%, 06/04/18	USD	50	$52,546
7.18%, 06/18/19	USD	100	109,270
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	200	237,897
4.88%, 09/25/20[c]	EUR	100	124,166
5.25%, 02/10/22[c]	EUR	150	193,593
Telecom Italia SpA/Milano
2.50%, 07/19/23[c]	EUR	400	447,866
3.00%, 09/30/25[c]	EUR	200	223,058
3.25%, 01/16/23[c]	EUR	100	117,733
3.63%, 01/19/24[c]	EUR	100	117,325
3.63%, 05/25/26[c]	EUR	100	116,168
4.50%, 01/25/21[c]	EUR	100	123,738
5.30%, 05/30/24[a,b]	USD	200	205,482
5.38%, 01/29/19[c]	EUR	100	118,667
6.38%, 06/24/19	GBP	100	141,232
UniCredit SpA
6.70%, 06/05/18[c]	EUR	100	115,997
6.95%, 10/31/22[c]	EUR	200	259,308
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25[c]	EUR	300	355,258
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[c]	EUR	100	113,608
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[c]	EUR	100	111,346
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	124,219
4.38%, 03/05/21[c]	EUR	100	118,476
Veneto Banca SCPA
4.00%, 05/20/19[c]	EUR	100	94,739
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 05/08/17)[c]	EUR	300	331,338
4.75%, 07/15/20 (Call 05/30/17)[a]	USD	400	405,277
7.00%, 04/23/21 (Call 05/29/17)[c]	EUR	300	339,358
7.38%, 04/23/21 (Call 06/13/17)[a,b]	USD	400	416,200

			10,700,351
JAPAN — 0.48%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	119,574
4.50%, 04/15/20[a]	USD	400	416,260
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	200	244,863

Security	Principal (000s)		Value
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	$124,208

			904,905
LUXEMBOURG — 3.23%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	115,937
6.50%, 01/15/22 (Call 05/30/17)[a]	USD	200	210,000
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	400	424,000
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	400	432,000
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[c]	EUR	100	123,166
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	117,938
7.25%, 05/15/22 (Call 05/30/17)[c]	EUR	400	460,137
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	213,500
7.75%, 05/15/22 (Call 05/30/17)[a]	USD	400	424,500
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	114,528
3.13%, 01/14/22[c]	EUR	300	343,184
6.00%, 08/05/20	USD	150	161,944
6.13%, 06/01/18	USD	100	104,013
6.13%, 06/01/25[b]	USD	75	83,813
6.25%, 03/01/21	USD	200	217,850
7.00%, 02/25/22[b]	USD	150	169,944
B&M European Value Retail SA
4.13%, 02/01/22 (Call 02/01/19)[c]	GBP	100	135,151
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[c]	EUR	100	116,404
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	139,384
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	100	115,598
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	USD	125	109,543
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	300	256,125
7.25%, 04/01/19 (Call 05/30/17)[b]	USD	250	240,996
7.25%, 10/15/20 (Call 05/30/17)	USD	350	326,947
7.50%, 04/01/21 (Call 05/30/17)[b]	USD	200	183,000
8.00%, 02/15/24 (Call 02/15/19)[a,b]	USD	200	215,250
9.50%, 09/30/22[a]	USD	50	59,000
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	111,668

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Picard Bondco SA
7.75%, 02/01/20 (Call 05/30/17)[c]	EUR	100	$114,031
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	119,270
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	118,777

			6,077,598
NETHERLANDS — 1.93%
Constellium NV
4.63%, 05/15/21 (Call 05/15/18)[c]	EUR	100	108,645
5.75%, 05/15/24 (Call 05/15/19)[a]	USD	250	233,464
CSC Holdings LLC
6.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	217,750
Hema Bondco I BV
6.25%, 06/15/19 (Call 05/08/17)[c]	EUR	100	110,012
InterXion Holding NV
6.00%, 07/15/20 (Call 05/08/17)[c]	EUR	100	113,292
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	123,334
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	USD	200	207,250
4.13%, 06/15/20[a,b]	USD	200	209,143
4.13%, 06/01/21[a]	USD	200	209,292
4.63%, 06/01/23[a]	USD	200	215,000
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	125	126,264
5.00%, 10/01/25[a]	USD	150	153,296
5.63%, 11/01/24[a]	USD	100	105,745
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	114,292
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	117,468
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[c]	EUR	100	112,626
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	200	203,513
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[c]	EUR	100	114,396
6.00%, 01/15/27 (Call 01/15/22)[a]	USD	150	152,556
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	226,541
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	100	114,884
5.50%, 01/15/27 (Call 01/15/22)[a]	USD	350	357,269

			3,646,032

Security	Principal (000s)		Value
NEW ZEALAND — 0.21%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	245	$254,545
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	125	134,531

			389,076
NORWAY — 0.12%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	114,256
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	100	116,652

			230,908
PORTUGAL — 0.06%
EDP — Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c]	EUR	100	117,885

			117,885
SINGAPORE — 0.31%
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 05/29/17)[a]	USD	200	145,000
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	200	233,680
Puma International Financing SA
6.75%, 02/01/21 (Call 05/29/17)[a]	USD	200	206,874

			585,554
SPAIN — 1.35%
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	100	121,282
Bankia SA
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c]	EUR	200	226,498
VRN, (5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[c]	EUR	100	110,950
Bankinter SA VRN, (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[c]	EUR	100	110,285
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	104,573
CaixaBank SA
VRN, (5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[c]	EUR	100	112,964

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c]	EUR	100	$115,745
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	80	90,160
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[c]	EUR	100	110,596
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	110,586
3.13%, 07/27/22[c]	EUR	100	118,101
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	115,366
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[c]	EUR	100	110,165
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[c]	EUR	100	118,602
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[c]	EUR	100	113,316
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[c]	EUR	100	108,183
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	116,504
Grupo Isolux Corsan SA
1.00%, 12/30/21[d]	EUR	28	772
Grupo-Antolin Irausa SA
3.25%, 04/30/24 (Call 04/30/20)[c]	EUR	100	109,440
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[c]	EUR	100	113,442
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	91,250
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c]	EUR	200	222,852

			2,551,632
SWEDEN — 0.30%
Hoist Kredit AB
3.13%, 12/09/19[c]	EUR	100	114,297
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	90	106,010
Volvo Car AB
3.25%, 05/18/21[c]	EUR	100	116,422
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[c]	EUR	100	115,536

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[c]	EUR	100	$119,323

			571,588
SWITZERLAND — 0.24%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	113,356
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	100	116,656
Selecta Group BV
6.50%, 06/15/20 (Call 05/29/17)[c]	EUR	100	108,454
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	116,646

			455,112
UNITED KINGDOM — 5.76%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/30/17)[a,b]	USD	200	188,000
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	115,272
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[c]	GBP	100	135,355
Anglo American Capital PLC
1.50%, 04/01/20[c]	EUR	100	111,108
2.50%, 04/29/21[c]	EUR	100	114,460
2.75%, 06/07/19[c]	EUR	100	114,140
2.88%, 11/20/20[c]	EUR	100	116,041
3.25%, 04/03/23[c]	EUR	100	118,110
3.50%, 03/28/22[c]	EUR	200	238,184
3.63%, 05/14/20[a]	USD	200	202,295
4.13%, 04/15/21[a]	USD	200	204,650
4.75%, 04/10/27[a]	USD	200	205,500
4.88%, 05/14/25[a]	USD	200	208,500
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/17)[c]	GBP	100	139,481
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	208,000
Boparan Finance PLC
5.50%, 07/15/21 (Call 07/15/17)[c]	GBP	100	129,367
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	100	139,420
CNH Industrial Finance Europe SA
2.88%, 05/17/23[c]	EUR	100	115,265
CNH Industrial NV
4.50%, 08/15/23	USD	75	76,537

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
EC Finance PLC
5.13%, 07/15/21 (Call 05/08/17)[c]	EUR	100	$112,319
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	100	114,674
4.50%, 04/15/20	USD	200	205,250
5.25%, 04/15/23[b]	USD	200	205,335
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[c]	GBP	100	133,901
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[c]	GBP	100	124,992
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	113,005
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/30/17)[a]	USD	200	201,722
International Personal Finance PLC
5.75%, 04/07/21[c]	EUR	100	91,150
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	114,746
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[c]	GBP	100	137,022
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	100	108,660
2.75%, 01/24/21[c]	GBP	100	130,638
3.50%, 03/15/20 (Call 12/15/19)[a,b]	USD	200	203,000
3.88%, 03/01/23[c]	GBP	100	134,296
4.13%, 12/15/18[a]	USD	200	204,292
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[c]	GBP	100	134,473
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[c]	EUR	100	114,283
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[c]	EUR	225	256,121
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	113,108
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[b]	USD	155	140,663
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[c]	EUR	150	165,636
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	133,905
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 05/30/17)[c]	GBP	100	132,053
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	300	307,635

Security	Principal (000s)		Value
6.00%, 12/19/23[b]	USD	350	$377,091
6.10%, 06/10/23	USD	175	188,476
6.13%, 12/15/22[b]	USD	375	402,789
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c]	EUR	200	223,219
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[c]	GBP	150	194,599
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	110,739
2.13%, 11/12/20 (Call 08/12/20)[c]	EUR	200	227,068
2.50%, 07/01/24[c]	EUR	200	223,092
Tesco PLC
6.13%, 02/24/22	GBP	100	149,163
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	116,061
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	100	118,406
Travis Perkins PLC
4.38%, 09/15/21[c]	GBP	100	134,387
Tullow Oil PLC
6.00%, 11/01/20 (Call 05/09/17)[a]	USD	200	194,500
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	113,575
5.75%, 01/15/25 (Call 01/15/20)[a]	USD	200	203,500
6.38%, 04/15/23 (Call 04/15/18)[a]	USD	200	209,475
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	100	131,902
5.00%, 04/15/27 (Call 04/15/22)[c]	GBP	100	132,411
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	202,205
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	122,920
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	140,776
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	114,573
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	117,636

			10,861,127
UNITED STATES — 63.99%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	USD	100	103,000
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	200	222,496

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
ADT Corp. (The)
3.50%, 07/15/22	USD	150	$145,545
4.13%, 06/15/23	USD	100	97,419
6.25%, 10/15/21	USD	175	191,630
AECOM
5.13%, 03/15/27 (Call 12/15/26)[a]	USD	175	175,306
5.75%, 10/15/22 (Call 10/15/17)	USD	125	131,453
5.88%, 10/15/24 (Call 07/15/24)	USD	100	107,300
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	200	201,344
5.50%, 03/15/24 (Call 03/15/19)	USD	150	153,801
5.50%, 04/15/25 (Call 04/15/20)	USD	150	153,844
6.00%, 05/15/26 (Call 05/15/21)[b]	USD	25	26,354
7.38%, 07/01/21 (Call 06/01/21)	USD	175	199,062
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[b]	USD	75	76,287
4.63%, 12/15/18[b]	USD	75	77,585
5.00%, 04/01/23	USD	100	106,750
5.13%, 03/15/21[b]	USD	75	80,021
5.50%, 02/15/22	USD	100	108,360
6.25%, 12/01/19[b]	USD	50	54,183
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	USD	50	49,563
7.63%, 10/01/21 (Call 10/01/17)[b]	USD	75	77,906
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	USD	195	188,925
6.63%, 06/15/24 (Call 06/15/19)[a,b]	USD	210	214,725
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	USD	200	217,143
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	54,438
6.50%, 06/15/20 (Call 05/30/17)	USD	100	102,375
7.25%, 07/01/18 (Call 05/30/17)	USD	50	50,313
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	95	101,769
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	75	74,361
7.88%, 08/15/23 (Call 05/15/23)	USD	75	77,531
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	USD	175	178,336
Ally Financial Inc.
3.25%, 11/05/18	USD	100	100,750

Security	Principal (000s)		Value
3.50%, 01/27/19[b]	USD	200	$202,500
3.60%, 05/21/18	USD	100	101,385
3.75%, 11/18/19	USD	200	203,478
4.13%, 03/30/20	USD	100	102,271
4.13%, 02/13/22	USD	100	100,460
4.25%, 04/15/21	USD	150	153,064
4.63%, 05/19/22	USD	75	76,462
4.63%, 03/30/25	USD	100	98,738
4.75%, 09/10/18	USD	50	51,460
5.13%, 09/30/24	USD	125	127,344
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	155	158,593
7.50%, 09/15/20	USD	25	28,182
8.00%, 12/31/18	USD	150	162,258
8.00%, 03/15/20	USD	100	112,865
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	209,000
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	206,982
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	USD	150	153,750
5.88%, 11/15/26 (Call 11/15/21)[a,b]	USD	65	65,813
6.13%, 05/15/27 (Call 05/15/22)[a]	USD	50	50,996
6.38%, 11/15/24 (Call 11/15/19)[c]	GBP	100	137,660
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	101,773
5.00%, 04/01/24 (Call 04/01/20)	USD	160	162,104
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	100	101,312
5.50%, 10/01/19[a]	USD	100	104,200
6.13%, 06/01/18[b]	USD	50	51,652
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/30/17)[b]	USD	25	25,657
6.25%, 04/01/25 (Call 04/01/20)[a]	USD	110	109,450
6.50%, 04/01/27 (Call 04/01/22)[a]	USD	75	74,438
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	150	154,240
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[b]	USD	125	126,071
5.63%, 05/20/24 (Call 03/20/24)	USD	95	96,673
5.75%, 05/20/27 (Call 02/20/27)	USD	75	74,983
5.88%, 08/20/26 (Call 05/20/26)	USD	95	96,529
Anixter Inc.
5.13%, 10/01/21	USD	50	52,938
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a]	USD	100	98,250

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
5.13%, 12/01/22 (Call 06/01/17)[b]	USD	175	$178,061
5.38%, 11/01/21 (Call 05/30/17)	USD	75	77,438
5.63%, 06/01/23 (Call 06/01/18)[b]	USD	125	128,750
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)	USD	75	77,625
7.88%, 12/01/22 (Call 12/01/18)	USD	100	109,250
8.75%, 12/01/20 (Call 05/30/17)	USD	125	129,687
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	125	127,396
5.00%, 04/01/25 (Call 04/01/20)[a]	USD	75	78,375
5.13%, 01/15/24 (Call 01/15/19)	USD	75	79,125
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	200	209,250
5.40%, 04/15/21 (Call 01/15/21)	USD	150	160,387
5.87%, 02/23/22	USD	100	108,361
6.15%, 08/15/20	USD	200	218,466
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	USD	75	77,438
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[b]	USD	50	50,688
4.75%, 08/15/22 (Call 05/15/22)	USD	200	208,312
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	50	48,609
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	100	97,750
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a]	USD	75	80,406
Avon Products Inc.
6.60%, 03/15/20	USD	75	76,313
7.00%, 03/15/23[b]	USD	75	72,188
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	125	143,568
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/30/17)	USD	50	50,785
5.25%, 04/01/25 (Call 04/01/20)	USD	65	66,544
Ball Corp.
3.50%, 12/15/20	EUR	100	120,120
4.00%, 11/15/23[b]	USD	175	177,625
4.38%, 12/15/20	USD	75	78,908
4.38%, 12/15/23	EUR	100	121,466
5.00%, 03/15/22	USD	200	213,500
5.25%, 07/01/25	USD	175	189,000

Security	Principal (000s)		Value
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[b]	USD	85	$94,169
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	114,591
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	USD	150	155,281
5.50%, 05/15/22 (Call 05/30/17)	USD	50	52,250
6.00%, 10/15/22 (Call 10/15/18)	USD	40	42,450
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	USD	100	120,990
10.00%, 10/15/25 (Call 10/15/20)	USD	75	92,344
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	USD	150	156,479
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[a]	USD	250	254,220
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[b]	USD	125	134,765
6.88%, 05/15/23 (Call 05/15/18)	USD	125	134,659
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	USD	100	103,674
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	USD	225	227,101
7.25%, 04/15/25 (Call 04/15/20)[a]	USD	175	174,781
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	150	153,426
7.75%, 04/15/18	USD	50	52,375
8.00%, 04/15/20[b]	USD	75	83,766
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	USD	75	77,854
11.00%, 10/01/21 (Call 05/30/17)[b]	USD	100	108,500
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	USD	40	41,046
5.88%, 11/15/24 (Call 05/15/24)	USD	50	53,750
8.38%, 05/15/18	USD	100	105,250
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	355	270,935
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	USD	100	100,485
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	225	221,625
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	100	96,341
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	225	217,060

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
5.88%, 01/15/24 (Call 11/01/18)[a,b]	USD	75	$78,800
6.00%, 01/15/22 (Call 05/30/17)[a,b]	USD	25	26,113
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/30/17)	USD	125	105,781
11.50%, 01/15/21 (Call 04/15/18)[a]	USD	75	86,987
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	130	130,975
7.50%, 09/15/20 (Call 05/30/17)	USD	25	25,750
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[c]	EUR	100	115,612
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	USD	50	54,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	104,000
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	225	234,844
5.13%, 05/01/27 (Call 05/01/22)[a]	USD	425	433,500
5.25%, 03/15/21 (Call 05/30/17)[b]	USD	50	51,462
5.25%, 09/30/22 (Call 09/30/17)	USD	300	310,492
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	125	129,687
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	225	235,704
5.75%, 09/01/23 (Call 03/01/18)	USD	50	52,411
5.75%, 01/15/24 (Call 07/15/18)	USD	175	184,187
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	375	396,990
5.88%, 04/01/24 (Call 04/01/19)[a,b]	USD	250	267,812
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	125	132,534
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	102,691
5.00%, 09/01/25 (Call 03/01/20)	USD	180	184,309
5.50%, 12/01/24 (Call 06/01/24)	USD	75	79,794
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	150	155,625
4.75%, 01/15/25 (Call 01/15/20)	USD	185	188,006
5.63%, 02/15/21 (Call 02/15/18)	USD	280	292,950
6.13%, 02/15/24 (Call 02/15/19)	USD	175	188,562
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	USD	100	97,750
5.80%, 03/15/22[b]	USD	250	261,562
6.45%, 06/15/21	USD	200	216,000
Series V
5.63%, 04/01/20	USD	175	184,945
Series W
6.75%, 12/01/23[b]	USD	125	134,219

Security	Principal (000s)		Value
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	125	$135,814
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/30/17)[a]	USD	250	255,780
6.38%, 09/15/20 (Call 05/30/17)[a]	USD	140	144,288
CF Industries Inc.
3.45%, 06/01/23[b]	USD	100	93,250
7.13%, 05/01/20	USD	150	163,651
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	USD	155	159,456
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	117,270
6.63%, 05/15/23 (Call 05/15/18)[b]	USD	200	214,000
7.00%, 05/15/25 (Call 05/15/20)[b]	USD	100	109,875
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[a]	USD	230	244,640
7.00%, 06/30/24[a]	USD	200	223,455
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/30/17)	USD	50	45,834
6.13%, 02/15/21	USD	75	73,739
6.63%, 08/15/20	USD	25	25,250
8.00%, 12/15/22 (Call 12/15/18)[a,b]	USD	390	411,450
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	160	157,800
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[b]	USD	175	173,250
6.25%, 03/31/23 (Call 03/31/20)	USD	305	309,987
6.88%, 02/01/22 (Call 02/01/18)[b]	USD	500	413,077
7.13%, 07/15/20 (Call 05/30/17)[b]	USD	250	224,345
8.00%, 11/15/19 (Call 05/30/17)[b]	USD	300	290,735
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	100	101,222
5.13%, 12/15/22 (Call 12/15/17)	USD	125	128,672
CIT Group Inc.
3.88%, 02/19/19	USD	150	153,937
5.00%, 08/15/22	USD	200	215,160
5.00%, 08/01/23[b]	USD	100	107,500
5.38%, 05/15/20	USD	150	161,437
5.50%, 02/15/19[a]	USD	101	106,681
6.63%, 04/01/18[a]	USD	50	52,236
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	225	240,412

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/30/17)[a]	USD	100	$46,250
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/30/17)	USD	150	153,624
5.25%, 08/01/20 (Call 05/30/17)	USD	50	50,986
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	USD	300	310,875
6.50%, 11/15/22 (Call 11/15/17)	USD	100	101,750
Series B
7.63%, 03/15/20 (Call 05/30/17)	USD	300	303,375
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	USD	60	57,626
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	93	101,172
CNH Industrial Capital LLC
3.38%, 07/15/19	USD	100	101,311
3.63%, 04/15/18	USD	50	50,644
3.88%, 07/16/18[b]	USD	50	50,922
3.88%, 10/15/21	USD	50	50,158
4.38%, 11/06/20	USD	115	118,959
4.38%, 04/05/22	USD	100	101,874
4.88%, 04/01/21	USD	125	131,250
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	200	226,867
2.88%, 09/27/21[c]	EUR	100	116,931
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	125	137,990
Commercial Metals Co.
7.35%, 08/15/18	USD	50	52,719
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	100	102,875
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	100	104,541
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a]	USD	200	201,569
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	230	245,240
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	USD	75	76,125
5.50%, 10/01/22 (Call 10/01/17)[b]	USD	200	207,560
5.50%, 04/01/23 (Call 10/01/17)	USD	225	232,703
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 05/30/17)	USD	250	242,500
8.00%, 04/01/23 (Call 04/01/18)	USD	100	105,000
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	USD	150	140,625

Security	Principal (000s)		Value
4.50%, 04/15/23 (Call 01/15/23)	USD	225	$222,187
5.00%, 09/15/22 (Call 05/30/17)[b]	USD	325	328,250
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	USD	75	75,366
5.88%, 07/01/25 (Call 07/01/20)	USD	50	50,000
6.38%, 10/01/22 (Call 05/30/17)[b]	USD	75	77,170
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[a]	USD	100	104,000
6.25%, 04/01/23 (Call 04/01/18)[b]	USD	125	130,527
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	175	180,770
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a]	USD	50	48,922
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[c]	EUR	100	108,409
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	100	111,811
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	121,527
CSC Holdings LLC
5.25%, 06/01/24	USD	125	126,640
5.50%, 04/15/27 (Call 04/15/22)[a]	USD	200	207,000
6.75%, 11/15/21	USD	175	192,190
8.63%, 02/15/19	USD	75	82,417
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	200	232,000
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	400	480,817
Dana Inc.
5.38%, 09/15/21 (Call 05/30/17)[b]	USD	21	21,809
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	75	76,230
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	114,923
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	220	221,980
5.13%, 07/15/24 (Call 07/15/19)	USD	275	282,097
5.75%, 08/15/22 (Call 08/15/17)[b]	USD	200	207,365
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	100	96,938
4.75%, 09/30/21 (Call 06/30/21)[a]	USD	50	50,938
5.35%, 03/15/20[a]	USD	50	52,188
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	USD	100	94,583

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Dell Inc.
4.63%, 04/01/21[b]	USD	75	$77,084
5.65%, 04/15/18	USD	50	51,601
5.88%, 06/15/19	USD	150	158,960
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	225	238,500
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	250	275,258
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	125	85,938
5.50%, 05/01/22 (Call 05/30/17)	USD	125	93,125
9.00%, 05/15/21 (Call 12/15/18)[a]	USD	100	105,500
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[b]	USD	50	51,866
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	USD	100	106,500
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	75	79,744
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a]	USD	150	149,625
5.38%, 05/31/25 (Call 05/31/20)[a]	USD	60	62,100
DISH DBS Corp.
4.25%, 04/01/18	USD	100	101,525
5.00%, 03/15/23[b]	USD	225	225,456
5.13%, 05/01/20[b]	USD	175	182,656
5.88%, 07/15/22	USD	400	423,000
5.88%, 11/15/24[b]	USD	300	315,000
6.75%, 06/01/21	USD	400	435,188
7.75%, 07/01/26	USD	300	351,375
7.88%, 09/01/19	USD	250	277,344
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	150	133,500
Dollar Tree Inc.
5.25%, 03/01/20 (Call 05/30/17)	USD	150	154,376
5.75%, 03/01/23 (Call 03/01/18)[b]	USD	400	426,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[b]	USD	50	53,250
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	100	88,000
6.75%, 11/01/19 (Call 05/30/17)[b]	USD	325	329,382
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	275	263,312
7.63%, 11/01/24 (Call 11/01/19)[b]	USD	225	206,719
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	100	91,939

Security	Principal (000s)		Value
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	150	$159,250
4.70%, 05/24/22[b]	USD	50	53,290
EMC Corp.
2.65%, 06/01/20	USD	325	318,094
3.38%, 06/01/23 (Call 03/01/23)[b]	USD	150	144,375
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	USD	200	175,250
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	168,900
Endo Finance LLC
5.75%, 01/15/22 (Call 05/30/17)[a]	USD	100	92,193
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	200	171,312
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	150	160,875
5.88%, 01/15/24 (Call 10/15/23)[b]	USD	200	215,950
7.50%, 10/15/20	USD	150	169,312
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)[b]	USD	100	100,558
4.40%, 04/01/24 (Call 01/01/24)	USD	125	128,177
4.85%, 07/15/26 (Call 04/15/26)	USD	75	78,729
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	USD	100	82,500
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	75	63,434
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	USD	50	50,875
5.63%, 07/15/22 (Call 07/15/17)	USD	225	231,469
6.25%, 12/01/24 (Call 12/01/19)[a,b]	USD	85	89,356
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[b]	USD	75	56,625
8.00%, 11/29/24 (Call 11/30/19)[a]	USD	75	78,375
8.00%, 02/15/25 (Call 02/15/20)[a]	USD	155	137,562
9.38%, 05/01/20 (Call 05/30/17)	USD	200	189,012
Equinix Inc.
4.88%, 04/01/20 (Call 05/30/17)[b]	USD	25	25,629
5.38%, 01/01/22 (Call 01/01/18)	USD	180	190,097
5.38%, 04/01/23 (Call 04/01/18)	USD	150	156,332
5.38%, 05/15/27 (Call 05/15/22)	USD	180	187,631
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	150	160,500
5.88%, 01/15/26 (Call 01/15/21)	USD	175	188,562

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	205	$207,375
Federal-Mogul Holdings LLC
4.88%, 04/15/22 (Call 04/15/19)[c]	EUR	175	190,357
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	52,527
6.00%, 06/01/25 (Call 06/01/20)	USD	75	79,906
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/30/17)[b]	USD	50	48,406
6.75%, 01/15/22 (Call 05/30/17)[b]	USD	100	96,688
6.75%, 06/15/23 (Call 06/15/19)	USD	75	72,375
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	USD	100	98,300
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	USD	290	296,887
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	200	207,914
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	385	399,469
7.00%, 12/01/23 (Call 12/01/18)[a,b]	USD	575	616,176
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/30/17)[a]	USD	125	128,500
Freeport-McMoRan Inc.
3.10%, 03/15/20	USD	131	129,690
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	325	305,094
3.88%, 03/15/23 (Call 12/15/22)[b]	USD	300	277,500
4.00%, 11/14/21[b]	USD	100	97,875
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	125	117,401
6.50%, 11/15/20 (Call 05/30/17)[a]	USD	150	153,723
6.75%, 02/01/22 (Call 02/01/18)[a]	USD	50	52,031
6.88%, 02/15/23 (Call 02/15/20)[a]	USD	150	157,125
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	USD	125	115,620
6.88%, 01/15/25 (Call 10/15/24)[b]	USD	100	83,275
7.13%, 03/15/19	USD	50	52,635
7.13%, 01/15/23	USD	150	131,250
7.63%, 04/15/24	USD	100	86,568
8.13%, 10/01/18	USD	50	53,188
8.50%, 04/15/20[b]	USD	175	185,430
8.75%, 04/15/22[b]	USD	75	72,446
8.88%, 09/15/20 (Call 06/15/20)	USD	175	184,733
9.25%, 07/01/21[b]	USD	150	153,031
10.50%, 09/15/22 (Call 06/15/22)	USD	375	377,303
11.00%, 09/15/25 (Call 06/15/25)	USD	550	529,375

Security	Principal (000s)		Value
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	175	$176,094
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	49,833
6.75%, 08/01/22 (Call 08/01/18)	USD	150	154,687
GenOn Energy Inc.
9.50%, 10/15/18	USD	50	30,781
9.88%, 10/15/20 (Call 05/30/17)[b]	USD	50	31,000
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	41,169
4.90%, 08/15/23	USD	75	62,771
6.52%, 05/22/18[b]	USD	50	50,170
7.20%, 02/15/21	USD	100	94,750
7.63%, 09/24/21	USD	100	95,250
7.70%, 06/15/20	USD	50	49,235
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	USD	50	51,303
4.38%, 04/15/21	USD	50	52,306
4.88%, 11/01/20 (Call 08/01/20)	USD	125	133,125
5.38%, 11/01/23 (Call 08/01/23)	USD	100	107,227
5.38%, 04/15/26	USD	150	157,659
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	114,889
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	125	125,000
5.00%, 05/31/26 (Call 05/31/21)	USD	150	154,125
5.13%, 11/15/23 (Call 11/15/18)[b]	USD	125	131,054
7.00%, 05/15/22 (Call 05/15/17)[b]	USD	50	51,825
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	USD	100	100,613
5.88%, 07/15/26 (Call 07/15/21)[a,b]	USD	105	108,731
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	USD	75	73,706
6.38%, 05/15/25 (Call 05/15/20)[a,b]	USD	110	109,521
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	100	112,418
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	USD	175	173,819
4.88%, 05/15/26 (Call 02/15/26)[a,b]	USD	125	124,387
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/30/17)[a]	USD	125	120,625

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
HCA Holdings Inc.
6.25%, 02/15/21	USD	175	$189,437
HCA Inc.
3.75%, 03/15/19	USD	250	254,687
4.25%, 10/15/19	USD	150	155,437
4.50%, 02/15/27 (Call 08/15/26)	USD	180	181,258
4.75%, 05/01/23	USD	175	183,341
5.00%, 03/15/24	USD	300	318,375
5.25%, 04/15/25[b]	USD	200	214,663
5.25%, 06/15/26 (Call 12/15/25)	USD	240	255,432
5.38%, 02/01/25	USD	475	494,594
5.88%, 03/15/22[b]	USD	200	221,272
5.88%, 05/01/23[b]	USD	200	217,640
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	225	239,764
6.50%, 02/15/20	USD	450	493,902
7.50%, 02/15/22	USD	300	345,120
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	150	158,394
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	200	211,861
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	175	178,332
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	USD	90	97,700
7.75%, 06/01/24 (Call 06/01/19)[a]	USD	90	98,128
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	USD	100	85,900
5.88%, 10/15/20 (Call 05/30/17)[b]	USD	100	93,074
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	92,250
6.75%, 04/15/19 (Call 05/30/17)[b]	USD	104	103,740
7.38%, 01/15/21 (Call 05/30/17)[b]	USD	75	72,188
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	109,902
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)	USD	225	210,937
10.38%, 02/01/22 (Call 02/01/19)[a,b]	USD	75	76,500
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/30/17)	USD	100	77,911
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	47,050
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	100	96,950
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	USD	175	176,094

Security	Principal (000s)		Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[a]	USD	120	$123,300
4.88%, 04/01/27 (Call 04/01/22)[a]	USD	75	76,833
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	150	158,062
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)	USD	175	184,844
7.88%, 07/15/19 (Call 05/30/17)	USD	50	52,208
HUB International Ltd.
7.88%, 10/01/21 (Call 05/30/17)[a]	USD	150	157,477
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a,b]	USD	135	137,362
6.50%, 06/15/19	USD	90	97,316
6.63%, 08/01/26[a]	USD	115	118,091
7.63%, 06/15/21	USD	175	196,945
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,769
5.00%, 11/15/25 (Call 11/15/20)[a,b]	USD	125	132,585
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	75	78,844
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	120,920
5.13%, 11/15/22 (Call 08/15/22)[b]	USD	50	52,641
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)	USD	250	252,969
5.88%, 02/01/22 (Call 08/01/17)	USD	175	179,854
6.00%, 08/01/20 (Call 05/30/17)	USD	325	336,375
6.25%, 02/01/22 (Call 02/01/19)[a]	USD	125	130,000
6.75%, 02/01/24 (Call 02/01/20)[a]	USD	100	104,250
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/30/17)	USD	225	184,803
9.00%, 03/01/21 (Call 05/30/17)	USD	250	189,519
9.00%, 09/15/22 (Call 09/15/17)	USD	150	111,937
10.63%, 03/15/23 (Call 03/15/18)	USD	125	95,354
11.25%, 03/01/21 (Call 05/30/17)	USD	100	76,736
11.25%, 03/01/21 (Call 05/30/17)[a]	USD	75	57,552
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a]	USD	50	52,000
6.50%, 05/15/22 (Call 05/15/18)	USD	250	260,000
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	USD	25	24,938
International Game Technology
7.50%, 06/15/19	USD	75	82,059

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	100	$119,438
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	118,870
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	273,273
6.50%, 02/15/25 (Call 08/15/24)[a]	USD	200	219,250
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a]	USD	100	103,242
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	USD	200	203,125
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	200	205,750
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	104,125
6.00%, 08/15/23 (Call 08/15/18)	USD	100	105,748
iStar Inc.
5.00%, 07/01/19 (Call 05/30/17)	USD	100	100,687
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	USD	100	104,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	200	208,059
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	74,381
5.88%, 07/01/23 (Call 07/01/19)[a]	USD	50	50,500
8.13%, 10/01/19	USD	75	81,617
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/30/17)[a]	USD	200	198,031
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/30/17)[a,b]	USD	100	97,010
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	USD	75	77,227
7.00%, 12/15/21 (Call 09/15/21)[b]	USD	50	55,688
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	200	206,500
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	125	128,125
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/30/17)[b]	USD	75	72,375
8.00%, 01/15/20[b]	USD	100	103,725
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	100	102,625

Security	Principal (000s)		Value
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	USD	150	$159,951
12.50%, 11/01/21 (Call 05/01/19)[a,b]	USD	50	56,019
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	USD	200	209,991
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	140	141,645
L Brands Inc.
5.63%, 02/15/22[b]	USD	175	184,844
5.63%, 10/15/23[b]	USD	100	104,884
6.63%, 04/01/21	USD	175	192,172
7.00%, 05/01/20	USD	25	27,625
8.50%, 06/15/19	USD	50	55,938
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	100	104,552
5.38%, 01/15/24 (Call 01/15/19)	USD	50	52,677
5.88%, 02/01/22 (Call 05/30/17)	USD	75	77,679
Series WI
5.75%, 02/01/26 (Call 02/01/21)[b]	USD	75	81,301
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	USD	100	103,250
4.88%, 11/01/26 (Call 11/01/21)[a,b]	USD	150	154,636
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/30/17)	USD	125	125,312
7.38%, 05/01/22 (Call 05/30/17)	USD	100	103,875
Laureate Education Inc.
10.00%, 09/01/19 (Call 05/30/17)[a]	USD	150	157,500
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	52,305
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	80	81,300
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,825
4.50%, 11/15/19 (Call 08/15/19)	USD	150	154,687
4.50%, 04/30/24 (Call 01/31/24)	USD	100	100,770
4.75%, 04/01/21 (Call 02/01/21)[b]	USD	140	146,454
4.75%, 11/15/22 (Call 08/15/22)	USD	100	104,000
4.75%, 05/30/25 (Call 02/28/25)	USD	50	50,865
4.88%, 12/15/23 (Call 09/15/23)	USD	80	82,839
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	107,484
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	150	156,169

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	100	$102,656
5.25%, 03/15/26 (Call 03/15/21)	USD	105	108,019
5.38%, 08/15/22 (Call 08/15/17)	USD	125	128,910
5.38%, 01/15/24 (Call 01/15/19)	USD	125	129,160
5.38%, 05/01/25 (Call 05/01/20)	USD	150	155,797
5.63%, 02/01/23 (Call 02/01/18)[b]	USD	150	155,562
6.13%, 01/15/21 (Call 05/30/17)	USD	50	51,651
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)[c]	EUR	100	109,658
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	USD	75	75,188
5.50%, 12/01/21 (Call 05/30/17)[b]	USD	175	181,212
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	65	66,788
LIN Television Corp.
5.88%, 11/15/22 (Call 11/15/17)	USD	75	78,147
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	115,976
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	USD	100	85,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/30/17)[a,b]	USD	125	124,531
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	100	90,500
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	100	95,045
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	150	146,923
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[b]	USD	75	74,542
5.63%, 05/01/24 (Call 02/01/24)	USD	200	215,479
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	75	74,813
5.25%, 03/31/20	USD	50	52,868
6.00%, 03/15/23	USD	175	190,312
6.63%, 12/15/21	USD	175	196,437
6.75%, 10/01/20[b]	USD	200	222,278
7.75%, 03/15/22	USD	150	175,125
8.63%, 02/01/19	USD	150	165,586
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	200	207,000
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	100	103,250
5.50%, 02/01/25 (Call 08/01/19)	USD	190	198,877

Security	Principal (000s)		Value
5.88%, 02/15/22 (Call 05/30/17)[b]	USD	50	$52,375
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	250	268,750
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	119,800
5.25%, 08/01/26 (Call 08/01/21)	USD	100	102,455
6.38%, 03/01/24 (Call 03/01/19)	USD	50	54,118
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	USD	75	76,840
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	75	79,438
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	175	188,781
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[b]	USD	75	72,493
4.70%, 12/01/22 (Call 09/01/22)	USD	100	97,750
6.88%, 08/15/24 (Call 08/15/19)	USD	100	106,306
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	150	113,062
Nabors Industries Inc.
4.63%, 09/15/21	USD	100	101,000
5.00%, 09/15/20	USD	150	154,335
5.50%, 01/15/23 (Call 11/15/22)[a,b]	USD	100	100,796
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/30/17)	USD	50	50,500
6.50%, 07/01/21 (Call 05/30/17)	USD	75	76,057
7.88%, 10/01/20 (Call 05/30/17)	USD	50	51,833
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a]	USD	140	148,750
Navient Corp.
4.88%, 06/17/19	USD	200	206,250
5.00%, 10/26/20	USD	150	152,625
5.50%, 01/15/19	USD	200	208,000
5.50%, 01/25/23[b]	USD	150	148,125
5.88%, 03/25/21	USD	50	51,750
5.88%, 10/25/24	USD	75	73,125
6.13%, 03/25/24[b]	USD	175	173,687
6.50%, 06/15/22	USD	100	103,375
6.63%, 07/26/21	USD	125	132,500
7.25%, 01/25/22[b]	USD	125	133,125
7.25%, 09/25/23	USD	50	52,125
8.00%, 03/25/20[b]	USD	250	275,625
8.45%, 06/15/18	USD	200	213,500

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/29/17)[a]	USD	100	$85,750
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	USD	200	202,620
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	102,292
4.75%, 12/15/21 (Call 12/15/18)[a]	USD	75	76,781
NCR Corp.
4.63%, 02/15/21 (Call 05/30/17)[b]	USD	150	153,605
5.00%, 07/15/22 (Call 07/15/17)[b]	USD	200	204,455
5.88%, 12/15/21 (Call 12/15/17)	USD	75	78,418
6.38%, 12/15/23 (Call 12/15/18)	USD	75	80,098
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/30/17)[a]	USD	125	73,576
Netflix Inc.
4.38%, 11/15/26[a,b]	USD	240	236,400
5.38%, 02/01/21	USD	100	107,112
5.50%, 02/15/22	USD	100	107,223
5.75%, 03/01/24	USD	50	53,517
5.88%, 02/15/25	USD	125	135,625
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	100	104,625
5.63%, 07/01/24[b]	USD	175	184,954
5.75%, 01/30/22	USD	75	79,467
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	125	127,830
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[a]	USD	100	93,000
7.50%, 11/01/23 (Call 11/01/19)[a]	USD	100	100,000
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 05/30/17)[a]	USD	50	51,438
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a,b]	USD	75	75,094
5.50%, 10/01/21 (Call 05/30/17)[a]	USD	150	155,480
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/30/17)	USD	75	76,391
5.00%, 04/15/22 (Call 05/30/17)[a,b]	USD	350	359,625
Noble Holding International Ltd.
7.70%, 04/01/25 (Call 01/01/25)	USD	75	67,605

Security	Principal (000s)		Value
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	250	$256,875
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	150	157,875
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	175	177,722
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	175	174,387
6.63%, 03/15/23 (Call 09/15/17)	USD	175	177,625
6.63%, 01/15/27 (Call 07/15/21)[b]	USD	200	198,500
7.25%, 05/15/26 (Call 05/15/21)[b]	USD	160	164,182
7.88%, 05/15/21 (Call 05/30/17)[b]	USD	30	30,750
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/30/17)[a]	USD	43	43,894
5.63%, 12/15/26 (Call 12/15/21)[a,b]	USD	75	77,531
NuStar Logistics LP
4.80%, 09/01/20	USD	50	51,550
5.63%, 04/28/27 (Call 01/28/27)	USD	25	25,750
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	200	202,833
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	100	109,846
6.75%, 09/15/20[c]	EUR	100	130,013
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	USD	100	104,045
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 05/30/17)[a]	USD	75	78,750
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	75	77,894
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	USD	150	154,177
7.50%, 09/01/23 (Call 06/01/23)	USD	50	59,285
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/30/17)[a]	USD	200	184,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/30/17)	USD	100	103,875
5.63%, 02/15/24 (Call 02/15/19)	USD	75	78,633
5.88%, 03/15/25 (Call 09/15/19)	USD	75	79,289
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	150	155,414
5.88%, 08/15/23[a,b]	USD	100	106,862
Pacific Drilling SA
5.38%, 06/01/20 (Call 05/30/17)[a,b]	USD	100	47,875

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	USD	75	$75,563
5.38%, 01/15/25 (Call 01/15/20)[a,b]	USD	60	60,450
6.25%, 06/01/24 (Call 06/01/19)[a]	USD	100	105,134
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[b]	USD	115	116,635
Peabody Energy Corp.
6.38%, 03/31/25 (Call 03/31/20)[a]	USD	75	76,125
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	59,367
5.75%, 10/01/22 (Call 10/01/17)[b]	USD	100	103,275
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	58,425
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/30/17)[a]	USD	100	80,750
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	100	80,792
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	300	274,125
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	175	180,031
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	55,375
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	USD	250	248,585
5.50%, 03/01/25 (Call 03/01/20)[a,b]	USD	160	167,200
5.75%, 03/01/27 (Call 03/01/22)[a]	USD	125	129,844
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	100	106,000
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	175	194,250
8.00%, 07/15/25 (Call 07/15/20)[a]	USD	75	85,179
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/29/17)[a]	CAD	1	409
Pride International LLC
6.88%, 08/15/20	USD	150	159,240
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	USD	490	534,547
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	100	103,472
5.00%, 01/15/27 (Call 10/15/26)	USD	100	101,179
5.50%, 03/01/26 (Call 12/01/25)	USD	105	110,644
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	100	113,060

Security	Principal (000s)		Value
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	$73,781
5.38%, 10/01/22 (Call 07/01/22)	USD	100	98,740
6.88%, 03/01/21[b]	USD	100	105,740
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	USD	25	27,128
7.00%, 12/01/25 (Call 12/01/20)	USD	100	110,821
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	185	187,312
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	200	218,500
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	200	224,079
4.88%, 05/15/23 (Call 05/15/18)[a]	USD	100	102,768
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	204,792
QVC Inc.
3.13%, 04/01/19	USD	75	75,733
4.38%, 03/15/23	USD	150	151,088
4.45%, 02/15/25 (Call 11/15/24)	USD	50	49,085
4.85%, 04/01/24	USD	125	126,818
5.13%, 07/02/22	USD	50	52,325
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	USD	175	185,327
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	100	96,500
5.00%, 08/15/22 (Call 05/15/22)[a,b]	USD	100	98,625
5.00%, 03/15/23 (Call 12/15/22)[a,b]	USD	125	123,310
5.75%, 06/01/21 (Call 03/01/21)[a]	USD	150	153,678
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	52,063
4.88%, 06/01/23 (Call 03/01/23)[a]	USD	100	101,000
5.25%, 12/01/21 (Call 12/01/17)[a]	USD	75	78,820
Regal Entertainment Group
5.75%, 03/15/22 (Call 05/30/17)	USD	75	78,094
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/29/17)	USD	400	411,385
6.88%, 02/15/21 (Call 05/30/17)[b]	USD	65	66,353
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	300	297,750
6.75%, 06/15/21 (Call 05/30/17)[b]	USD	75	75,747
9.25%, 03/15/20 (Call 05/30/17)	USD	50	51,500
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	100	106,900

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
6.00%, 01/15/19[a,b]	USD	150	$157,179
6.85%, 07/15/18[a,b]	USD	50	52,250
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	100	93,750
7.38%, 06/15/25 (Call 03/15/25)[b]	USD	100	98,750
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	150	165,516
RR Donnelley & Sons Co.
6.00%, 04/01/24[b]	USD	75	69,938
7.88%, 03/15/21[b]	USD	50	53,648
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a]	USD	50	50,644
6.63%, 10/01/22 (Call 10/01/17)	USD	100	105,625
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	51,675
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	USD	180	185,850
5.75%, 06/01/22 (Call 06/01/17)	USD	50	51,500
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	175	161,000
7.75%, 06/15/21 (Call 06/15/17)	USD	100	96,681
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	77,238
4.88%, 09/01/24 (Call 09/01/19)[a]	USD	195	196,950
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	350	374,500
10.00%, 12/01/22 (Call 12/01/18)[b]	USD	325	352,625
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	100	121,391
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	51,938
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	78,504
5.25%, 04/01/23 (Call 01/01/23)[a,b]	USD	50	53,313
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	75	79,987
6.50%, 12/01/20 (Call 09/01/20)[a]	USD	50	55,892
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 07/15/17)	USD	25	24,872
Senvion Holding GmbH
3.88%, 10/25/22[c]	EUR	100	108,895
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	51,625
5.38%, 05/15/24 (Call 05/15/19)	USD	100	105,750
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	USD	175	180,011

Security	Principal (000s)		Value
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	100	$109,819
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a]	USD	75	74,597
5.38%, 04/01/21 (Call 05/15/17)	USD	50	51,438
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	52,014
6.13%, 10/01/22 (Call 10/01/17)	USD	150	156,833
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/30/17)[a]	USD	50	50,526
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	150	152,847
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	200	204,997
5.38%, 07/15/26 (Call 07/15/21)[a]	USD	100	102,479
5.75%, 08/01/21 (Call 05/30/17)[a,b]	USD	200	207,500
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	225	240,750
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	USD	135	136,181
5.50%, 04/15/27 (Call 04/15/22)[a,b]	USD	90	91,638
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	USD	75	70,629
5.63%, 06/01/25 (Call 06/01/20)[b]	USD	100	95,650
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	75	76,036
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	75	75,625
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a,b]	USD	275	313,906
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	USD	200	186,340
5.80%, 01/23/20 (Call 12/23/19)	USD	75	75,703
6.70%, 01/23/25 (Call 10/23/24)	USD	150	148,785
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	100	113,174
5.75%, 07/15/25 (Call 07/15/20)	USD	175	186,937
6.63%, 11/15/22 (Call 11/15/17)[b]	USD	50	52,625
Springleaf Finance Corp.
5.25%, 12/15/19	USD	100	101,337
7.75%, 10/01/21[b]	USD	125	134,375
8.25%, 12/15/20[b]	USD	175	190,993
Sprint Communications Inc.
6.00%, 11/15/22	USD	350	365,251
7.00%, 03/01/20[a]	USD	100	109,375
7.00%, 08/15/20	USD	225	244,240
9.00%, 11/15/18[a]	USD	475	518,937
11.50%, 11/15/21	USD	200	252,150
Sprint Corp.
7.13%, 06/15/24[b]	USD	400	434,000

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
7.25%, 09/15/21[b]	USD	400	$438,000
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	200	223,500
7.88%, 09/15/23	USD	725	814,719
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[a]	USD	100	100,391
5.13%, 02/15/21 (Call 02/15/18)[a,b]	USD	50	52,151
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	175	182,219
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	50	51,840
6.00%, 10/15/25 (Call 10/15/20)[a,b]	USD	175	186,462
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a]	USD	75	76,947
5.13%, 10/01/21 (Call 10/01/17)	USD	50	51,531
5.25%, 04/15/23 (Call 04/15/18)	USD	50	52,000
5.50%, 10/01/24 (Call 10/01/19)	USD	100	105,653
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	49,975
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	USD	50	51,688
6.25%, 04/15/21 (Call 04/15/18)	USD	175	183,878
6.38%, 04/01/23 (Call 04/01/18)	USD	100	106,500
T-Mobile USA Inc.
4.00%, 04/15/22	USD	100	102,367
5.13%, 04/15/25 (Call 04/15/20)	USD	75	79,031
5.38%, 04/15/27 (Call 04/15/22)[b]	USD	75	80,105
6.00%, 03/01/23 (Call 09/01/18)	USD	200	213,500
6.00%, 04/15/24 (Call 04/15/19)	USD	250	270,317
6.13%, 01/15/22 (Call 01/15/18)[b]	USD	400	423,000
6.38%, 03/01/25 (Call 09/01/19)	USD	250	273,205
6.50%, 01/15/24 (Call 01/15/19)	USD	150	162,369
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	300	332,625
6.63%, 04/01/23 (Call 04/01/18)[b]	USD	350	374,500
6.84%, 04/28/23 (Call 04/28/18)	USD	100	107,000
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[c]	EUR	100	111,580
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	77,878
4.63%, 07/15/19 (Call 04/15/19)[a]	USD	36	35,460
6.50%, 06/01/25 (Call 06/01/20)[b]	USD	100	79,500
9.50%, 07/15/22 (Call 07/15/20)[a]	USD	100	92,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/30/17)	USD	50	50,844
4.25%, 11/15/23 (Call 05/15/18)	USD	100	99,000

Security	Principal (000s)		Value
5.13%, 02/01/25 (Call 02/01/20)[a]	USD	95	$98,040
5.25%, 05/01/23 (Call 11/01/17)	USD	50	51,545
5.38%, 02/01/27 (Call 02/01/22)[a]	USD	50	52,188
6.75%, 03/15/24 (Call 09/15/19)	USD	150	162,900
TEGNA Inc.
5.13%, 10/15/19 (Call 05/30/17)	USD	125	128,094
5.13%, 07/15/20 (Call 05/30/17)	USD	100	103,146
6.38%, 10/15/23 (Call 10/15/18)[b]	USD	75	79,672
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	100	98,938
5.63%, 10/15/23 (Call 10/15/18)	USD	50	51,200
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	150	149,504
4.50%, 04/01/21	USD	175	175,012
5.00%, 03/01/19	USD	300	300,189
5.50%, 03/01/19	USD	25	25,250
6.00%, 10/01/20	USD	300	315,375
6.25%, 11/01/18	USD	100	104,939
6.75%, 06/15/23[b]	USD	275	262,625
7.50%, 01/01/22 (Call 01/01/19)[a]	USD	125	133,442
8.00%, 08/01/20 (Call 05/30/17)[b]	USD	150	151,796
8.13%, 04/01/22[b]	USD	475	482,719
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,d]	USD	125	129,219
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[a]	USD	110	115,362
5.13%, 12/15/26 (Call 09/15/26)[a]	USD	125	132,812
5.38%, 10/01/22 (Call 10/01/17)[b]	USD	50	51,835
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	USD	125	132,656
5.50%, 10/15/19 (Call 09/15/19)	USD	50	53,035
5.88%, 10/01/20 (Call 05/30/17)	USD	50	51,088
6.13%, 10/15/21 (Call 05/15/17)	USD	50	52,216
6.25%, 10/15/22 (Call 10/15/18)	USD	175	187,496
6.38%, 05/01/24 (Call 05/01/19)	USD	75	81,938
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	109,950
TransDigm Inc.
5.50%, 10/15/20 (Call 05/30/17)[b]	USD	50	50,972
6.00%, 07/15/22 (Call 07/15/17)[b]	USD	175	179,703
6.38%, 06/15/26 (Call 06/15/21)[b]	USD	200	201,681
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	175	179,707
6.50%, 05/15/25 (Call 05/15/20)	USD	50	51,250

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	USD	50	$46,268
6.50%, 11/15/20[b]	USD	100	101,062
8.13%, 12/15/21[b]	USD	125	129,752
9.00%, 07/15/23 (Call 07/15/20)[a,b]	USD	200	214,125
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a]	USD	95	102,400
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	USD	100	102,403
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/30/17)	USD	50	51,756
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	100	106,705
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	USD	50	51,375
5.88%, 06/15/24	USD	100	104,950
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	USD	175	183,841
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[c]	EUR	100	116,433
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/30/17)	USD	125	126,839
7.50%, 03/15/22 (Call 03/15/18)[a,b]	USD	100	104,817
U.S. Steel Corp.
7.38%, 04/01/20[b]	USD	24	25,674
7.50%, 03/15/22 (Call 05/30/17)[b]	USD	75	76,313
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	175	192,477
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	USD	100	101,125
7.13%, 04/15/25 (Call 04/15/20)[a]	USD	65	64,391
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	225	232,717
5.50%, 07/15/25 (Call 07/15/20)	USD	125	130,447
5.50%, 05/15/27 (Call 05/15/22)	USD	180	185,225
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	175	184,297
5.88%, 09/15/26 (Call 09/15/21)	USD	150	158,270
6.13%, 06/15/23 (Call 12/15/17)	USD	125	130,556
7.63%, 04/15/22 (Call 05/30/17)	USD	36	37,522
Uniti Group Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	50	52,032
7.13%, 12/15/24 (Call 12/15/19)[a]	USD	75	76,219
8.25%, 10/15/23 (Call 04/15/19)	USD	200	212,000

Security	Principal (000s)		Value
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	USD	150	$151,893
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	250	248,406
6.75%, 09/15/22 (Call 09/15/17)[a,b]	USD	190	199,025
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	225	171,970
5.38%, 03/15/20 (Call 05/30/17)[a]	USD	300	257,250
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	150	110,479
5.88%, 05/15/23 (Call 05/15/18)[a,b]	USD	525	389,812
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	500	369,084
6.38%, 10/15/20 (Call 05/30/17)[a]	USD	425	363,906
6.50%, 03/15/22 (Call 03/15/19)[a]	USD	200	204,750
6.75%, 08/15/21 (Call 05/30/17)[a]	USD	100	82,563
7.00%, 10/01/20 (Call 05/30/17)[a]	USD	100	87,750
7.00%, 03/15/24 (Call 03/15/20)[a]	USD	300	305,625
7.25%, 07/15/22 (Call 05/30/17)[a]	USD	50	40,134
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	150	154,185
5.25%, 04/01/25 (Call 01/01/25)[b]	USD	50	52,170
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	USD	200	210,964
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	USD	125	134,531
Viacom Inc.
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[b]	USD	100	103,186
VRN, (3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)	USD	100	102,875
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	USD	100	103,917
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	100	113,693
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	105	99,488
7.75%, 06/15/21 (Call 05/15/21)	USD	95	100,700
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	120	130,050
9.63%, 03/01/19	USD	100	109,857
9.88%, 02/15/24 (Call 11/15/23)[a,b]	USD	100	116,275
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	185	192,400

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	USD	100	$102,500
5.38%, 07/15/22 (Call 07/15/17)[a]	USD	125	125,187
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[b]	USD	525	618,187
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	150	151,500
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	150	149,062
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	50,219
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	100	98,000
4.55%, 06/24/24 (Call 03/24/24)	USD	225	230,906
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[b]	USD	75	65,991
7.50%, 06/01/22 (Call 06/01/17)[b]	USD	100	97,250
7.75%, 10/15/20 (Call 05/30/17)	USD	100	102,200
7.75%, 10/01/21 (Call 05/30/17)[b]	USD	125	125,432
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	114,109
6.75%, 04/15/22 (Call 05/30/17)[a]	USD	75	79,133
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	100	97,712
6.00%, 01/15/22 (Call 10/15/21)	USD	175	176,312
7.50%, 08/01/20 (Call 07/01/20)	USD	50	53,125
8.25%, 08/01/23 (Call 06/01/23)	USD	75	83,784
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	100	107,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	75	74,472
5.38%, 03/15/22 (Call 05/30/17)	USD	200	205,500
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	275	283,937
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[c]	EUR	100	114,479
6.13%, 09/01/23 (Call 09/01/19)[a]	USD	75	78,820
6.50%, 06/15/22 (Call 06/15/18)[a]	USD	275	291,500
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	USD	200	212,024
6.00%, 04/01/23 (Call 04/01/18)	USD	225	239,906
6.38%, 05/15/25 (Call 05/15/20)[b]	USD	155	167,487

Security	Principal or Shares (000s)		Value
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	200	$216,250

			120,567,938

TOTAL CORPORATE BONDS & NOTES
(Cost: $182,588,151)			183,643,075

SHORT-TERM INVESTMENTS — 21.75%

MONEY MARKET FUNDS — 21.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]		38,315	38,329,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]		2,649	2,648,854

			40,978,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,969,897)			40,978,711

TOTAL INVESTMENTS IN SECURITIES — 119.21%
(Cost: $223,558,048)[h]			224,621,786
Other Assets, Less Liabilities — (19.21)%			(36,196,257)

NET ASSETS — 100.00%			$188,425,529

VRN  —  Variable Rate Note

Currency abbreviations:

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $223,582,224. Net unrealized appreciation was $1,039,562, of which $3,988,029 represented gross unrealized appreciation on securities and $2,948,467 represented gross unrealized depreciation on securities.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$183,643,075	$—	$183,643,075
Money market funds	40,978,711	—	—	40,978,711

Total	$40,978,711	$183,643,075	$—	$224,621,786

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2017

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$69,920,384	$246,820,335	$238,178,491
Affiliated (Note 2)	3,903,842	2,195,268	—

Total cost of investments	$73,824,226	$249,015,603	$238,178,491

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$71,205,382	$251,642,398	$232,879,512
Affiliated (Note 2)	3,904,396	2,195,268	—

Total fair value of investments	75,109,778	253,837,666	232,879,512
Foreign currency, at value[b]	—	—	16,311,763
Cash	500	43,125	—
Receivables:
Investment securities sold	649,082	3,747,940	15,729,848
Due from custodian (Note 4)	—	4,355,479	—
Dividends and interest	940,330	3,858,369	4,033,637
Capital shares redeemed	—	—	2,527

Total Assets	76,699,690	265,842,579	268,957,287

LIABILITIES
Payables:
Investment securities purchased	414,419	10,570,978	7,009,519
Collateral for securities on loan (Note 1)	2,587,850	—	—
Due to custodian	—	—	3,378,362
Foreign taxes	—	—	16,037
Deferred foreign capital gains taxes (Note 1)	6,467	16,147	88,042
Securities related to in-kind transactions (Note 4)	—	—	11,969,911
Investment advisory fees (Note 2)	29,710	98,333	130,314

Total Liabilities	3,038,446	10,685,458	22,592,185

NET ASSETS	$73,661,244	$255,157,121	$246,365,102

Net assets consist of:
Paid-in capital	$72,800,487	$267,925,301	$280,202,426
Undistributed net investment income	224,759	734,482	7,203,277
Accumulated net realized loss	(643,087)	(18,308,578)	(35,730,525)
Net unrealized appreciation (depreciation)	1,279,085	4,805,916	(5,310,076)

NET ASSETS	$73,661,244	$255,157,121	$246,365,102

Shares outstanding[c]	1,450,000	5,050,000	5,400,000

Net asset value per share	$50.80	$50.53	$45.62

[a]	Securities on loan with values of $2,499,236, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $16,265,327, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2017

iShares Global High Yield Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$182,588,151
Affiliated (Note 2)	40,969,897

Total cost of investments	$223,558,048

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$183,643,075
Affiliated (Note 2)	40,978,711

Total fair value of investments	224,621,786
Foreign currency, at value[b]	483,872
Receivables:
Investment securities sold	955,366
Dividends and interest	2,819,854

Total Assets	228,880,878

LIABILITIES
Payables:
Investment securities purchased	2,075,142
Collateral for securities on loan (Note 1)	38,319,873
Investment advisory fees (Note 2)	60,334

Total Liabilities	40,455,349

NET ASSETS	$188,425,529

Net assets consist of:
Paid-in capital	$189,737,078
Undistributed net investment income	1,052,687
Accumulated net realized loss	(3,430,697)
Net unrealized appreciation	1,066,461

NET ASSETS	$188,425,529

Shares outstanding[c]	3,800,000

Net asset value per share	$49.59

[a]	Securities on loan with a value of $36,916,945. See Note 1.
[b]	Cost of foreign currency: $490,586.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2017

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,423	$5,406	$2,206
Interest — unaffiliated[a]	1,419,034	5,036,815	7,949,893
Miscellaneous income	—	—	44,763
Securities lending income — affiliated — net (Note 2)	6,370	—	—

	1,427,827	5,042,221	7,996,862
Less: Other foreign taxes (Note 1)	—	—	(117)

Total investment income	1,427,827	5,042,221	7,996,745

EXPENSES
Investment advisory fees (Note 2)	146,598	397,550	784,579

Total expenses	146,598	397,550	784,579

Net investment income	1,281,229	4,644,671	7,212,166

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	38,173	(801,858)	(14,240,495)
Investments — affiliated (Note 2)	164	—	—
In-kind redemptions — unaffiliated	19,503	234,498	(4,072,287)
Foreign currency transactions	—	—	(406,752)
Realized gain distributions from affiliated funds	43	16	33

Net realized gain (loss)	57,883	(567,344)	(18,719,501)

Net change in unrealized appreciation/depreciation on:
Investments[c]	1,141,151	4,111,817	9,522,793
Translation of assets and liabilities in foreign currencies	—	—	(16,822)

Net change in unrealized appreciation/depreciation	1,141,151	4,111,817	9,505,971

Net realized and unrealized gain (loss)	1,199,034	3,544,473	(9,213,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,480,263	$8,189,144	$(2,001,364)

[a]	Net of foreign withholding tax of $ —, $ — and $248,576, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $73,182, respectively.
[c]	Net of deferred foreign capital gains taxes of $6,467, $16,147 and $88,207, respectively.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2017

iShares Global High Yield Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,886
Interest — unaffiliated	3,869,037
Securities lending income — affiliated — net (Note 2)	82,173

Total investment income	3,956,096

EXPENSES
Investment advisory fees (Note 2)	289,504

Total expenses	289,504

Net investment income	3,666,592

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(285,887)
Investments — affiliated (Note 2)	1,111
In-kind redemptions — unaffiliated	679,954
Foreign currency transactions	(77,950)
Realized gain distributions from affiliated funds	62

Net realized gain	317,290

Net change in unrealized appreciation/depreciation on:
Investments	2,662,301
Translation of assets and liabilities in foreign currencies	29,542

Net change in unrealized appreciation/depreciation	2,691,843

Net realized and unrealized gain	3,009,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,675,725

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond ETF		iShares Emerging Markets High Yield Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,281,229	$1,129,020	$4,644,671	$4,458,156
Net realized gain (loss)	57,883	(885,163)	(567,344)	(9,426,759)
Net change in unrealized appreciation/depreciation	1,141,151	1,653,164	4,111,817	13,084,861

Net increase in net assets resulting from operations	2,480,263	1,897,021	8,189,144	8,116,258

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,155,855)	(1,132,294)	(4,772,541)	(4,977,922)

Total distributions to shareholders	(1,155,855)	(1,132,294)	(4,772,541)	(4,977,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,072,013	12,468,983	165,961,166	59,002,370
Cost of shares redeemed	(2,493,366)	(9,404,316)	(21,651,387)	(113,909,444)

Net increase (decrease) in net assets from capital share transactions	39,578,647	3,064,667	144,309,779	(54,907,074)

INCREASE (DECREASE) IN NET ASSETS	40,903,055	3,829,394	147,726,382	(51,768,738)

NET ASSETS
Beginning of period	32,758,189	28,928,795	107,430,739	159,199,477

End of period	$73,661,244	$32,758,189	$255,157,121	$107,430,739

Undistributed net investment income included in net assets at end of period	$224,759	$99,385	$734,482	$862,352

SHARES ISSUED AND REDEEMED
Shares sold	850,000	250,000	3,350,000	1,200,000
Shares redeemed	(50,000)	(200,000)	(450,000)	(2,450,000)

Net increase (decrease) in shares outstanding	800,000	50,000	2,900,000	(1,250,000)

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond ETF		iShares Global High Yield Corporate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,212,166	$20,092,446	$3,666,592	$5,362,631
Net realized gain (loss)	(18,719,501)	(65,625,259)	317,290	(5,141,727)
Net change in unrealized appreciation/depreciation	9,505,971	74,309,131	2,691,843	5,170,998

Net increase (decrease) in net assets resulting from operations	(2,001,364)	28,776,318	6,675,725	5,391,902

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(3,527,340)	(4,092,928)

Total distributions to shareholders	—	—	(3,527,340)	(4,092,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,893,350	157,898,478	107,380,721	18,646,272
Cost of shares redeemed	(229,937,308)	(255,796,504)	(19,650,421)	(41,329,406)

Net increase (decrease) in net assets from capital share transactions	(203,043,958)	(97,898,026)	87,730,300	(22,683,134)

INCREASE (DECREASE) IN NET ASSETS	(205,045,322)	(69,121,708)	90,878,685	(21,384,160)

NET ASSETS
Beginning of period	451,410,424	520,532,132	97,546,844	118,931,004

End of period	$246,365,102	$451,410,424	$188,425,529	$97,546,844

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,203,277	$(8,889)	$1,052,687	$913,435

SHARES ISSUED AND REDEEMED
Shares sold	600,000	3,600,000	2,200,000	400,000
Shares redeemed	(5,200,000)	(6,200,000)	(400,000)	(900,000)

Net increase (decrease) in shares outstanding	(4,600,000)	(2,600,000)	1,800,000	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Corporate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.40	$48.21	$51.18	$50.48	$52.93	$50.00

Income from investment operations:
Net investment income[b]	1.08	2.19	2.19	2.01	1.92	1.07
Net realized and unrealized gain (loss)[c]	0.35	2.18	(3.02)	0.75	(2.49)	2.76

Total from investment operations	1.43	4.37	(0.83)	2.76	(0.57)	3.83

Less distributions from:
Net investment income	(1.03)	(2.18)	(2.14)	(2.06)	(1.88)	(0.90)

Total distributions	(1.03)	(2.18)	(2.14)	(2.06)	(1.88)	(0.90)

Net asset value, end of period	$50.80	$50.40	$48.21	$51.18	$50.48	$52.93

Total return	2.88%[d]	9.33%	(1.62)%	5.61%	(1.07)%	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$73,661	$32,758	$28,929	$25,591	$35,338	$21,170
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.53%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.37%	4.51%	4.47%	3.99%	3.74%	3.87%
Portfolio turnover rate[f]	7%[d]	22%	11%	20%	33%	29%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$49.97	$46.82	$51.03	$50.90	$53.62	$50.02

Income from investment operations:
Net investment income[b]	1.43	3.03	2.99	2.93	2.97	1.60
Net realized and unrealized gain (loss)[c]	0.71	3.25	(4.11)	0.15	(2.91)	3.40

Total from investment operations	2.14	6.28	(1.12)	3.08	0.06	5.00

Less distributions from:
Net investment income	(1.58)	(3.13)	(3.09)	(2.95)	(2.78)	(1.40)

Total distributions	(1.58)	(3.13)	(3.09)	(2.95)	(2.78)	(1.40)

Net asset value, end of period	$50.53	$49.97	$46.82	$51.03	$50.90	$53.62

Total return	4.39%[d]	14.02%	(2.13)%	6.24%	0.14%	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$255,157	$107,431	$159,199	$199,005	$203,604	$166,231
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.55%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	5.84%	6.35%	6.29%	5.78%	5.64%	5.34%
Portfolio turnover rate[f]	13%[d]	29%	39%	24%	57%	40%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Local Currency Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$45.14	$41.31	$48.74	$50.66	$51.94	$51.13

Income from investment operations:
Net investment income[a]	1.00	1.94	2.03	2.26	2.07	2.31
Net realized and unrealized gain (loss)[b]	(0.52)	1.89	(8.87)	(2.84)	(1.92)	0.41

Total from investment operations	0.48	3.83	(6.84)	(0.58)	0.15	2.72

Less distributions from:
Net investment income	—	—	—	(1.31)	(1.39)	(0.81)
Return of capital	—	—	(0.59)	(0.03)	(0.04)	(1.10)

Total distributions	—	—	(0.59)	(1.34)	(1.43)	(1.91)

Net asset value, end of period	$45.62	$45.14	$41.31	$48.74	$50.66	$51.94

Total return	1.06%[d]	9.06%[c]	(13.99)%[c]	(1.14)%	0.28%	5.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,365	$451,410	$520,532	$584,857	$638,342	$207,753
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.59%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.53%	0.60%	n/a	n/a
Ratio of net investment income to average net assets[e]	4.60%	4.56%	4.63%	4.56%	4.04%	4.57%
Portfolio turnover rate[f]	28%[d]	59%	46%	43%	41%	61%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the years ended October 31, 2016 and October 31, 2015 were 9.27% and -14.16%, respectively.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for six months ended April 30, 2017, the years ended October 31, 2016, October 31, 2015, October 31, 2014, October 31, 2013 and October 30, 2012 were 27%, 33%, 32%, 36%, 39% and 61%, respectively. See Note 4.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Global High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.77	$47.57	$52.00	$53.50	$51.67	$50.00

Income from investment operations:
Net investment income[b]	1.22	2.55	2.56	2.84	3.05	1.82
Net realized and unrealized gain (loss)[c]	0.94	0.57	(4.76)	(1.28)	1.70	1.35

Total from investment operations	2.16	3.12	(2.20)	1.56	4.75	3.17

Less distributions from:
Net investment income	(1.34)	(1.92)	(2.23)	(3.06)	(2.92)	(1.50)

Total distributions	(1.34)	(1.92)	(2.23)	(3.06)	(2.92)	(1.50)

Net asset value, end of period	$49.59	$48.77	$47.57	$52.00	$53.50	$51.67

Total return	4.48%[d]	6.82%	(4.32)%	2.91%	9.50%	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,426	$97,547	$118,931	$104,002	$74,893	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.07%	5.44%	5.18%	5.31%	5.82%	6.28%
Portfolio turnover rate[f]	11%[d]	24%	21%	21%	20%	10%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets Corporate Bond	Diversified
Emerging Markets High Yield Bond	Non-diversified
Emerging Markets Local Currency Bond	Non-diversified
Global High Yield Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities,

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Emerging Markets Corporate Bond
Barclays Capital Inc.	$216,337	$216,337	$—
Citigroup Global Markets Inc.	624,664	624,664	—
Jefferies LLC	261,909	261,909	—
Merrill Lynch, Pierce, Fenner & Smith	561,267	561,267	—
Morgan Stanley & Co. LLC	461,653	461,653	—
Nomura Securities International Inc.	149,200	149,200	—
SG Americas Securities LLC	203,384	203,384	—
Wells Fargo Securities LLC	20,822	20,822	—

	$2,499,236	$2,499,236	$—

Global High Yield Corporate Bond
Barclays Capital Inc.	$7,739,068	$7,739,068	$—
BMO Capital Markets	1,528,974	1,528,974	—
BNP Paribas New York Branch	266,870	266,870	—
BNP Paribas Prime Brokerage International Ltd.	324,837	324,837	—
Citigroup Global Markets Inc.	4,325,712	4,325,712	—
Credit Suisse Securities (USA) LLC	1,778,371	1,778,371	—
Deutsche Bank Securities Inc.	3,222,155	3,222,155	—
Goldman Sachs & Co.	3,269,282	3,269,282	—
HSBC Securities (USA) Inc.	281,963	281,963	—
Jefferies LLC	1,472,833	1,472,833	—
JPMorgan Securities LLC	5,872,362	5,872,362	—
Merrill Lynch, Pierce, Fenner & Smith	1,760,166	1,760,166	—
Morgan Stanley & Co. LLC	1,605,476	1,605,476	—
SG Americas Securities LLC	840,017	840,017	—
UBS Securities LLC	2,628,859	2,628,859	—

	$36,916,945	$36,916,945	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Shares Emerging Markets Local Currency Bond ETF and iShares Global High Yield Corporate Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets Corporate Bond	0.50%
Emerging Markets High Yield Bond	0.50
Emerging Markets Local Currency Bond	0.50
Global High Yield Corporate Bond	0.40

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Emerging Markets Corporate Bond	$1,904
Global High Yield Corporate Bond	24,126

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$29,838	$168,899
Emerging Markets High Yield Bond	261,345	156,830
Global High Yield Corporate Bond	325,012	705,447

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$15,719,119	$3,854,656
Emerging Markets High Yield Bond	37,695,949	20,657,164
Emerging Markets Local Currency Bond	81,847,250	177,601,445
Global High Yield Corporate Bond	61,375,523	15,892,814

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Corporate Bond	$28,477,452	$2,359,777
Emerging Markets High Yield Bond	146,851,384	21,133,183
Emerging Markets Local Currency Bond	—	70,636,094
Global High Yield Corporate Bond	57,530,757	16,901,442

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets Corporate Bond	$679,122
Emerging Markets High Yield Bond	17,583,299
Emerging Markets Local Currency Bond	10,212,040
Global High Yield Corporate Bond	3,723,811

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

On March 15, 2017, the Board approved several changes for the iShares Emerging Markets Corporate Bond ETF (“CEMB”) and iShares Emerging Market Local Currency Bond ETF (“LEMB”). Effective on or around June 1, 2017, CEMB will track a new underlying index, the J.P. Morgan CEMBI Broad Diversified Core Index, and cease to track the Morningstar Emerging Markets Corporate Bond Index. LEMB will track a new underlying index, the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index, and cease to track the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Concurrently, CEMB and LEMB will change their names to the iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF, respectively.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Corporate Bond	$1.002659	$—	$0.029301	$1.031960	97%	—%	3%	100%
Emerging Markets High Yield Bond	1.488925	—	0.089090	1.578015	94	—	6	100
Global High Yield Corporate Bond	1.337003	—	—	1.337003	100	—	—	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays, Bloomberg Finance L.P., JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares International High Yield Bond ETF | HYXU | BATS

Fund Performance Overview

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2017

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 3.30%, net of fees, while the total return for the Index was 3.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.55%	1.27%	1.90%	1.55%	1.27%	1.90%
5 Years	3.15%	3.01%	3.10%	16.78%	15.97%	16.49%
Since Inception	2.98%	3.03%	3.09%	16.09%	16.38%	16.70%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.00	$2.02	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Baa	0.36%
Ba	50.44
B	29.67
Caa	5.01
Ca	0.26
Not Rated	14.26

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/17

Country	Percentage of Total Investments [2]

Italy	20.62%
United Kingdom	13.99
France	13.77
Germany	10.80
United States	10.23
Spain	6.29
Luxembourg	4.96
Canada	2.96
Ireland	2.54
Netherlands	2.44

TOTAL	88.60%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.86%

AUSTRALIA — 0.35%
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	200	221,081

			221,081
AUSTRIA — 1.15%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	100	126,533
6.63%, 05/18/21	EUR	100	127,846
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	100	114,813
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	100	114,129
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	100	120,191
Wienerberger AG
4.00%, 04/17/20	EUR	100	119,234

			722,746
BELGIUM — 1.48%
Barry Callebaut Services NV
2.38%, 05/24/24[a]	EUR	100	112,358
5.63%, 06/15/21[a]	EUR	100	130,286
Ethias SA
5.00%, 01/14/26[a]	EUR	100	110,840
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[a]	EUR	100	109,309
8.50%, 09/15/19[a]	EUR	100	120,293
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	113,652
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	113,957
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	100	119,822

			930,517

Security	Principal (000s)		Value
CANADA — 2.90%
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/29/17)	CAD	50	$37,117
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	75	53,070
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	200	235,175
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	75	56,498
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 05/29/17)	CAD	75	56,892
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	50	37,940
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[a]	EUR	100	116,666
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	50	36,386
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	100	140,852
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	75	55,675
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	75	56,910
Iron Mountain Canada Operations ULC
5.38%, 09/15/23	CAD	50	37,757
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/29/17)[b]	CAD	50	37,711
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 05/29/17)	CAD	50	36,203
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 05/30/17)[a]	CAD	13	8,652
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/29/17)	CAD	50	37,711
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	75,880
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	125	98,811
7.38%, 01/15/21 (Call 05/01/17)	CAD	50	37,467
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	50	37,666
Russel Metals Inc.
6.00%, 04/19/22 (Call 05/29/17)[b]	CAD	75	56,121

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 05/29/17)[b]	CAD	50	$36,751
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 05/29/17)[b,c]	CAD	50	4
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	37,300
6.50%, 12/09/21 (Call 12/09/17)	CAD	50	38,671
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/29/17)[b]	CAD	75	55,401
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	58,367
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	100	77,936
6.88%, 07/15/21 (Call 05/01/17)	CAD	31	23,457
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	50	37,574
Western Energy Services Corp.
7.88%, 01/30/19 (Call 05/29/17)	CAD	53	38,375
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/29/17)	CAD	88	64,810

			1,815,806
CYPRUS — 0.19%
Bank of Cyprus PCL VRN, (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[a]	EUR	100	116,986

			116,986
DENMARK — 0.52%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[a]	EUR	100	110,392
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	200	218,350

			328,742
FINLAND — 0.90%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[a]	EUR	100	109,113
2.00%, 03/15/24 (Call 12/15/23)[a]	EUR	100	108,622
Outokumpu OYJ
6.63%, 09/30/19 (Call 05/30/17)	EUR	100	113,389
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	110,517
5.50%, 03/07/19[a]	EUR	100	119,249

			560,890

Security	Principal (000s)		Value
FRANCE — 13.47%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/29/17)[a]	EUR	100	$110,048
Areva SA
3.25%, 09/04/20[a]	EUR	200	218,825
3.50%, 03/22/21	EUR	100	109,739
4.38%, 11/06/19	EUR	200	225,836
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	112,947
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[a]	EUR	90	105,554
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[a]	EUR	100	112,757
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)[a]	EUR	100	112,979
4.05%, 08/05/26 (Call 05/05/26)[a]	EUR	200	231,843
4.41%, 08/06/19[a]	EUR	200	237,203
4.50%, 03/07/24 (Call 12/07/23)[a]	EUR	200	240,250
4.56%, 01/25/23[a]	EUR	100	122,225
5.24%, 03/09/20	EUR	100	123,081
5.98%, 05/26/21	EUR	200	256,400
CGG SA
5.88%, 05/15/20 (Call 05/29/17)[a]	EUR	100	51,741
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	100	112,698
8.75%, 12/15/18 (Call 05/30/17)[a]	EUR	100	111,585
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[a]	EUR	100	115,305
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	200	224,457
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	100	114,298
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	100	112,641
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	200	228,834
Groupama SA
6.00%, 01/23/27	EUR	100	117,548
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	200	243,526
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[a]	EUR	100	111,988
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	100	66,426

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/08/17)[a]	EUR	100	$112,702
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	100	114,180
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[a]	EUR	100	110,626
7.25%, 01/15/20 (Call 05/30/17)[a]	EUR	100	113,231
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 05/30/17)[a]	EUR	100	111,937
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[a]	EUR	100	111,485
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	100	112,294
6.00%, 04/15/25 (Call 04/15/20)[a]	EUR	100	113,989
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[a]	EUR	100	112,955
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	200	212,054
4.88%, 09/23/24	EUR	200	226,246
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[a]	EUR	100	116,003
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	100	109,609
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	100	114,493
Peugeot SA
2.00%, 03/23/24[a]	EUR	75	82,771
2.38%, 04/14/23[a]	EUR	150	170,448
6.50%, 01/18/19[a]	EUR	100	120,414
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[a]	EUR	125	135,110
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	100	113,007
3.50%, 06/15/23 (Call 06/15/19)[a]	EUR	200	227,591
SFR Group SA
5.38%, 05/15/22 (Call 05/29/17)[a]	EUR	200	226,621
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	300	352,422
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	100	111,226
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[a]	EUR	100	111,759
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	100	117,821
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	150	181,776

Security	Principal (000s)		Value
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	$109,091
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	113,971
THOM Europe SAS
7.38%, 07/15/19 (Call 05/08/17)[a]	EUR	100	112,117
Vallourec SA
2.25%, 09/30/24[a]	EUR	100	87,656
3.25%, 08/02/19	EUR	100	111,273
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	100	115,909
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	100	117,665

			8,441,186
GERMANY — 10.57%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	100	117,525
Bilfinger SE
2.38%, 12/07/19[a]	EUR	100	113,117
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[a]	EUR	100	112,123
CeramTec Group GmbH
8.25%, 08/15/21 (Call 05/30/17)[a]	EUR	100	115,347
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	100	118,866
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	100	126,859
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	121,057
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 05/08/17)[a]	EUR	100	113,520
Hapag-Lloyd AG
6.75%, 02/01/22 (Call 02/01/19)[a]	EUR	100	115,005
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[a]	EUR	100	112,122
3.00%, 06/20/22[a]	EUR	100	114,980
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	179,172
LANXESS AG VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[a]	EUR	50	59,098
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	120,766

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
PCF GmbH
7.88%, 08/01/19 (Call 05/30/17)[a]	EUR	100	$112,992
Phoenix PIB Dutch Finance BV
3.63%, 07/30/21[a]	EUR	100	120,451
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[a]	EUR	100	115,368
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	100	115,480
RWE AG VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	200	216,369
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	100	103,944
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/30/17)[a]	EUR	100	110,322
3.50%, 05/15/22 (Call 05/29/17)[a]	EUR	100	110,853
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/05/17)[a]	EUR	100	112,495
SGL Carbon SE
4.88%, 01/15/21 (Call 05/30/17)[a]	EUR	100	111,545
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 05/08/17)[a]	EUR	100	90,019
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 05/08/17)[a]	EUR	100	113,435
Techem GmbH
6.13%, 10/01/19 (Call 05/08/17)[a]	EUR	100	112,383
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[a]	EUR	125	133,547
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	200	222,471
2.50%, 02/25/25[a]	EUR	100	112,515
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	200	228,438
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	300	343,889
4.00%, 08/27/18	EUR	300	342,167
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 05/30/17)[a]	EUR	100	110,475
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 05/30/17)[a]	EUR	100	113,325
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[a]	EUR	100	112,843
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	200	220,267
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	100	111,984

Security	Principal (000s)		Value
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	100	$114,466
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	100	117,250
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	162	185,205
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	81	91,972
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	80	92,567
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	81	93,246
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	113,665
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	300	339,204
2.75%, 04/27/23[a]	EUR	200	234,887

			6,619,596
GREECE — 1.16%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/30/17)[a]	EUR	100	67,832
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[a]	EUR	100	114,746
OTE PLC
3.50%, 07/09/20[a]	EUR	200	222,174
4.38%, 12/02/19[a]	EUR	100	113,064
PPC Finance PLC
5.50%, 05/01/19 (Call 05/08/17)[a]	EUR	100	94,315
Titan Global Finance PLC
3.50%, 06/17/21[a]	EUR	100	113,669

			725,800
INDIA — 0.18%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	100	111,465

			111,465
IRELAND — 2.49%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	200	229,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[a]	EUR	125	135,073
4.13%, 05/15/23 (Call 05/15/19)[a]	EUR	100	115,182
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	105	117,663
6.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	119,545
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	151,893
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	100	114,572

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	200	$227,599
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[a]	EUR	100	110,725
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	100	117,602
4.13%, 01/30/20[a]	EUR	100	119,443

			1,559,128

ITALY — 20.18%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/17)[a]	EUR	200	227,160
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	100	115,156
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	200	217,098
5.60%, 09/09/20	EUR	100	39,284
Banca Popolare di Milano Scarl
7.13%, 03/01/21[a]	EUR	100	119,939
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	200	178,588
5.00%, 10/25/18[a]	EUR	100	96,535
Banco BPM SpA
2.75%, 07/27/20[a]	EUR	200	222,797
4.25%, 01/30/19[a]	EUR	100	113,987
Banco Popolare SC
2.63%, 09/21/18[a]	EUR	100	111,102
3.50%, 03/14/19[a]	EUR	300	337,791
6.00%, 11/05/20[a]	EUR	100	116,267
6.38%, 05/31/21[a]	EUR	100	116,860
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 05/29/17)[a]	EUR	100	111,219
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[a]	EUR	100	112,656
6.25%, 09/28/18[a]	EUR	100	118,188
Enel SpA VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	200	235,063
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	300	353,199
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	200	241,557
4.75%, 07/15/22[a]	EUR	300	362,542
6.75%, 10/14/19[a]	EUR	200	247,936
7.38%, 07/09/18	EUR	200	235,366

Security	Principal (000s)		Value
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	100	$110,738
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	200	233,193
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	200	216,602
3.93%, 09/15/26[a]	EUR	200	225,991
5.00%, 09/23/19[a]	EUR	200	237,253
5.15%, 07/16/20	EUR	200	242,081
6.63%, 05/08/18[a]	EUR	200	230,988
6.63%, 09/13/23[a]	EUR	300	391,946
Leonardo SpA
4.50%, 01/19/21	EUR	200	246,078
5.25%, 01/21/22	EUR	200	258,023
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 05/30/17)[a]	EUR	100	105,751
Mediobanca SpA
5.00%, 11/15/20	EUR	100	122,693
5.75%, 04/18/23	EUR	100	123,964
Moby SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	100	112,348
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[a]	EUR	100	114,091
Piaggio & C SpA
4.63%, 04/30/21 (Call 05/30/17)[a]	EUR	100	112,420
Saipem Finance International BV
2.75%, 04/05/22[a]	EUR	100	109,575
3.00%, 03/08/21[a]	EUR	100	111,752
3.75%, 09/08/23[a]	EUR	100	113,693
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	116,741
Salini Impregilo SpA
3.75%, 06/24/21[a]	EUR	100	117,430
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[a]	EUR	100	111,599
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[a]	EUR	100	115,834
Telecom Italia SpA
4.88%, 09/25/20[a]	EUR	100	124,166
5.25%, 02/10/22[a]	EUR	200	258,124
6.13%, 12/14/18	EUR	100	119,465

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Telecom Italia SpA/Milano
3.00%, 09/30/25[a]	EUR	100	$111,529
3.25%, 01/16/23[a]	EUR	200	235,466
3.63%, 01/19/24[a]	EUR	100	117,325
3.63%, 05/25/26[a]	EUR	200	232,336
4.50%, 01/25/21[a]	EUR	100	123,738
5.38%, 01/29/19[a]	EUR	200	237,335
6.38%, 06/24/19	GBP	150	211,847
UniCredit SpA
6.70%, 06/05/18[a]	EUR	200	231,995
6.95%, 10/31/22[a]	EUR	300	388,962
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25[a]	EUR	300	355,258
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[a]	EUR	200	227,215
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[a]	EUR	200	222,691
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	300	324,051
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	100	94,739
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 05/08/17)[a]	EUR	600	662,676
7.00%, 04/23/21 (Call 05/29/17)[a]	EUR	400	452,478

			12,642,470
JAPAN — 1.17%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	100	119,574
4.63%, 04/15/20[a]	EUR	100	120,057
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	200	244,863
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	200	248,416

			732,910
LUXEMBOURG — 4.85%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	100	115,937
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	123,166
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	200	235,876
7.25%, 05/15/22 (Call 05/30/17)[a]	EUR	400	460,137
ArcelorMittal
2.88%, 07/06/20[a]	EUR	100	114,528

Security	Principal (000s)		Value
3.00%, 03/25/19[a]	EUR	200	$228,061
3.00%, 04/09/21[a]	EUR	100	114,416
3.13%, 01/14/22[a]	EUR	200	228,789
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[a]	EUR	100	116,404
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	100	117,176
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	100	139,384
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[a]	EUR	200	231,196
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	100	119,287
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	200	223,336
Picard Bondco SA
7.75%, 02/01/20 (Call 05/30/17)[a]	EUR	100	114,032
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	238,539
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	100	118,778

			3,039,042
NETHERLANDS — 2.39%
Constellium NV
4.63%, 05/15/21 (Call 05/15/18)[a]	EUR	100	108,645
Hema Bondco I BV
6.25%, 06/15/19 (Call 05/08/17)[a]	EUR	100	110,012
InterXion Holding NV
6.00%, 07/15/20 (Call 05/08/17)[a]	EUR	100	113,292
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	200	246,668
SNS Bank NV
6.25%, 10/26/20[c]	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	200	228,584
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	100	117,469
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	100	112,626
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	100	114,396
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	113,271
4.25%, 01/15/27 (Call 01/15/22)[a]	EUR	200	229,768

			1,494,731

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
NORWAY — 0.57%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	100	$114,256
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	123,623
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	100	116,652

			354,531
PORTUGAL — 0.38%
EDP – Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	200	235,769

			235,769
SINGAPORE — 0.56%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	300	350,519

			350,519
SPAIN — 6.15%
Banco de Sabadell SA
5.63%, 05/06/26[a]	EUR	100	121,282
6.25%, 04/26/20	EUR	100	123,178
Bankia SA VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	200	226,498
VRN, (5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[a]	EUR	100	110,950
Bankinter SA VRN, (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[a]	EUR	100	110,285
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 05/29/17)[a]	EUR	100	109,354
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	200	209,147
CaixaBank SA VRN, (5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[a]	EUR	200	225,927
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	200	231,490
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	80	90,160
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[a]	EUR	200	221,192
2.88%, 04/18/25 (Call 01/18/25)[a]	EUR	100	110,586
3.13%, 07/27/22[a]	EUR	100	118,101

Security	Principal (000s)		Value
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[a]	EUR	100	$115,931
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	100	115,366
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[a]	EUR	100	110,165
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[a]	EUR	100	118,602
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	100	117,229
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[a]	EUR	100	113,316
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[a]	EUR	200	216,366
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 05/22/17)[a]	EUR	100	111,558
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	100	116,504
Grupo Isolux Corsan SA
1.00%, 12/30/21 (Call 05/29/17)[d]	EUR	141	3,852
Ibercaja Banco SA VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	100	109,570
Liberbank SA VRN, (5 year EUR Swap + 6.701%)
6.88%, 03/14/27 (Call 03/14/22)[a]	EUR	100	112,728
Obrascon Huarte Lain SA
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	100	91,317
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 05/08/17)[a]	EUR	100	112,842
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	250	278,565

			3,852,061
SWEDEN — 1.45%
Hoist Kredit AB
3.13%, 12/09/19[a]	EUR	100	114,298
Perstorp Holding AB
7.63%, 06/30/21 (Call 11/18/18)[a]	EUR	100	115,484
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	180	212,020
Volvo Car AB
3.25%, 05/18/21[a]	EUR	100	116,422
Volvo Treasury AB VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	200	231,071

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	100	$119,323

			908,618
SWITZERLAND — 1.10%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	100	113,356
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	200	233,312
Selecta Group BV
6.50%, 06/15/20 (Call 05/29/17)[a]	EUR	100	108,454
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	200	233,293

			688,415

UNITED KINGDOM — 13.69%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 05/30/17)[a]	EUR	100	102,130
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	100	115,272
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[a]	GBP	100	135,355
Anglo American Capital PLC
1.50%, 04/01/20[a]	EUR	100	111,108
2.50%, 04/29/21[a]	EUR	200	228,920
2.75%, 06/07/19[a]	EUR	100	114,140
2.88%, 11/20/20[a]	EUR	200	232,082
3.25%, 04/03/23[a]	EUR	200	236,221
3.50%, 03/28/22[a]	EUR	100	119,092
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/17)[a]	GBP	100	139,481
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	100	109,010
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	100	129,367
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[a]	GBP	100	139,420
CNH Industrial Finance Europe SA
2.88%, 05/17/23[a]	EUR	100	115,265
EC Finance PLC
5.13%, 07/15/21 (Call 05/08/17)[a]	EUR	100	112,319
Elli Finance UK PLC
8.75%, 06/15/19 (Call 05/30/17)[a]	GBP	100	128,922
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	300	344,022
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	100	133,901

Security	Principal (000s)		Value
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[a]	GBP	100	$124,992
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	100	113,005
Inovyn Finance PLC
6.25%, 05/15/21 (Call 11/15/17)[a]	EUR	100	114,318
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	100	91,150
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	100	114,746
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	100	137,022
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[a]	EUR	100	108,660
3.88%, 03/01/23[a]	GBP	100	134,296
5.00%, 02/15/22[a]	GBP	100	141,944
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[a]	GBP	100	134,473
Keystone Financing PLC
9.50%, 10/15/19 (Call 05/30/17)[a]	GBP	100	135,507
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[a]	EUR	100	114,283
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/08/17)[a]	GBP	100	112,272
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	200	227,663
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	100	113,108
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[a]	EUR	100	110,424
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	150	200,858
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 05/30/17)[a]	GBP	100	132,053
Royal Bank of Scotland Group PLC VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	300	334,829
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[a]	GBP	100	129,733
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[a]	EUR	300	332,216
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	100	113,534
2.50%, 07/01/24[a]	EUR	200	223,092

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Tesco PLC
3.38%, 11/02/18[a]	EUR	100	$113,950
6.13%, 02/24/22	GBP	200	298,325
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[a]	EUR	100	118,406
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	100	134,387
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[a]	GBP	100	141,479
Virgin Media Finance PLC
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	100	138,943
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	138,849
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[a]	GBP	100	136,082
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	100	131,902
5.00%, 04/15/27 (Call 04/15/22)[a]	GBP	100	132,411
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	100	136,632
6.00%, 01/15/25 (Call 01/15/21)[a,d]	GBP	100	150,468
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	100	140,776
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	100	114,573
Vue International Bidco PLC
7.88%, 07/15/20 (Call 05/30/17)[a]	GBP	100	133,580
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	150	176,454

			8,577,422

UNITED STATES — 10.01%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[a]	EUR	200	222,496
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)[a]	GBP	100	137,660
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[a]	EUR	100	107,492
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	114,854
Ball Corp.
3.50%, 12/15/20	EUR	100	120,120
4.38%, 12/15/23	EUR	100	121,466
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	100	114,591

Security	Principal (000s)		Value
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[a]	EUR	100	$115,612
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	117,270
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	200	226,867
2.88%, 09/27/21[a]	EUR	200	233,862
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	100	110,392
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[a]	EUR	100	108,409
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	200	223,622
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	100	121,527
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	100	114,923
Federal-Mogul Holdings LLC
4.88%, 04/15/22 (Call 04/15/19)[a]	EUR	125	135,969
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	100	114,889
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[a]	EUR	100	112,418
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	100	109,902
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	114,755
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	120,920
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	112,273
International Game Technology PLC
4.75%, 03/05/20[a]	EUR	100	119,438
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	200	237,740
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	50	37,940
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)[a]	EUR	100	109,658
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	100	115,976
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	111,057
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	119,800
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[a]	EUR	100	109,846
4.88%, 03/31/21[a]	EUR	100	124,095
6.75%, 09/15/20[a]	EUR	100	130,013

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal or Shares (000s)		Value
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/29/17)[b]	CAD	3	$1,765
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	100	114,376
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[a]	EUR	100	113,060
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[a]	EUR	300	327,750
3.50%, 10/15/24 (Call 10/15/19)[a]	EUR	200	224,079
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	121,391
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)[a]	EUR	100	109,819
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[a]	EUR	100	113,174
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	100	111,580
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	116,433
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	300	229,294
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	100	113,693
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[a]	EUR	100	114,109
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	100	114,479

			6,272,854

TOTAL CORPORATE BONDS & NOTES
(Cost: $66,727,983)			61,303,285

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]		10	9,633

			9,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,633)			9,633

Value
TOTAL INVESTMENTS IN SECURITIES — 97.88%
(Cost: $66,897,053)[g]	$61,312,918
Other Assets, Less Liabilities — 2.12%	1,329,769

NET ASSETS — 100.00%	$62,642,687

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $66,978,383. Net unrealized depreciation was $5,665,465, of which $1,042,686 represented gross unrealized appreciation on securities and $6,708,151 represented gross unrealized depreciation on securities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	61,303,281	4		61,303,285
Money market funds	9,633	—	—		9,633

Total	$9,633	$61,303,281	$4		$61,312,918

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$66,887,420
Affiliated (Note 2)	9,633

Total cost of investments	$66,897,053

Investments in securities, at fair value (Note 1):
Unaffiliated	$61,303,285
Affiliated (Note 2)	9,633

Total fair value of investments	61,312,918
Foreign currency, at value[a]	1,017,119
Receivables:
Investment securities sold	826,664
Dividends and interest	969,116

Total Assets	64,125,817

LIABILITIES
Payables:
Investment securities purchased	1,463,008
Investment advisory fees (Note 2)	20,122

Total Liabilities	1,483,130

NET ASSETS	$62,642,687

Net assets consist of:
Paid-in capital	$82,037,989
Undistributed net investment income	913,197
Accumulated net realized loss	(14,750,069)
Net unrealized depreciation	(5,558,430)

NET ASSETS	$62,642,687

Shares outstanding[b]	1,300,000

Net asset value per share	$48.19

[a]	Cost of foreign currency: $1,002,075.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$25
Interest — unaffiliated	1,539,928

Total investment income	1,539,953

EXPENSES
Investment advisory fees (Note 2)	145,887

Total expenses	145,887

Net investment income	1,394,066

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,430,113)
In-kind redemptions — unaffiliated	(9,153,084)
Foreign currency transactions	(64,882)

Net realized loss	(10,648,079)

Net change in unrealized appreciation/depreciation on:
Investments	9,021,170
Translation of assets and liabilities in foreign currencies	85,827

Net change in unrealized appreciation/depreciation	9,106,997

Net realized and unrealized loss	(1,541,082)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,016)

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,394,066	$6,445,680
Net realized loss	(10,648,079)	(12,040,585)
Net change in unrealized appreciation/depreciation	9,106,997	9,692,594

Net increase (decrease) in net assets resulting from operations	(147,016)	4,097,689

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(480,882)	(906,680)
Return of capital	—	(2,212,307)

Total distributions to shareholders	(480,882)	(3,118,987)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	27,637,363
Cost of shares redeemed	(91,525,582)	(59,575,641)

Net decrease in net assets from capital share transactions	(91,525,582)	(31,938,278)

DECREASE IN NET ASSETS	(92,153,480)	(30,959,576)

NET ASSETS
Beginning of period	154,796,167	185,755,743

End of period	$62,642,687	$154,796,167

Undistributed net investment income included in net assets at end of period	$913,197	$13

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000
Shares redeemed	(2,000,000)	(1,300,000)

Net decrease in shares outstanding	(2,000,000)	(700,000)

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.91	$46.44	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	0.88	1.82	1.84	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	0.67	(0.47)	(6.57)	(3.55)	4.51	1.18

Total from investment operations	1.55	1.35	(4.73)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.27)	(0.26)	(0.05)	(2.82)	(2.83)	(1.25)
Net realized gain	—	—	(0.02)	—	—	—
Return of capital	—	(0.62)	(1.66)	—	—	—

Total distributions	(0.27)	(0.88)	(1.73)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$48.19	$46.91	$46.44	$52.90	$56.84	$52.01

Total return	3.30%[d]	2.95%	(9.02)%	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,643	$154,796	$185,756	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.82%	3.93%	3.85%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	10%[d]	24%	28%	25%	33%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchase and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $ 324,435 and $ 225,342, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $7,690,208 and $9,101,971, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $  — and $87,062,673, respectively.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties;

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $4,020,660 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.069498	$—	$0.197624	$0.267122	26%	—%	74%	100%

SUPPLEMENTAL INFORMATION	29

Notes:

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1017-0417

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2017